NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

A Separate Account of National Life Insurance Company

FINANCIAL STATEMENTS

December 31, 2022

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

Index

December 31, 2022

Page(s)

Report of Independent Registered Public Accounting Firm	1-3
Statements of Net Assets	4 - 6
Statements of Operations	7 - 19
Statements of Changes in Net Assets	20 - 45
Notes to the Financial Statements	46 - 76

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Policyholders of National Variable Life Insurance Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of National Variable Life Insurance Account indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of National Variable Life Insurance Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Growth and Income Fund (1)	Franklin Templeton VIP Global Real Estate (1)
AB VPS AB VPS Sustainable International Thematic Portfolio (1)	Franklin Templeton VIP Mutual Global Discovery Securities (1)
AB VPS International Value Fund (1)	Franklin Templeton VIP Mutual Shares Securities (1)
AB VPS Small Midcap Value Fund (1)	Franklin Templeton VIP Small Cap Value (1)
Alger Capital Appreciation Fund (1)	Franklin Templeton VIP Small-Midcap Growth II (1)
Alger Large Cap Growth Fund (1)	Franklin Templeton VIP US Government (1)
Alger Small Cap Growth Fund (1)	Invesco I.O.V.I Conservative Balanced Fund (1)
Allspring VT Discovery Fund (1)	Invesco I.O.V.I Conservative Balanced Fund (1)
Allspring VT Opportunity Fund (1)	Invesco I.O.V.I Global Strategic Income Fund (1)
American Century VP Disciplined Core Value Fund (1)	Invesco I.O.V.I Main Street Small Cap Fund (1)
American Century VP Inflation Protection Portfolio (1)	Invesco V.I. Discovery Mid Cap Growth Fund (1)
American Century VP Inflation Protection Portfolio II (1)	Invesco V.I. Health Care Fund (1)
American Century VP International Portfolio (1)	Invesco V.I. Technology Fund (1)
American Century VP Ultra Portfolio (1)	JP Morgan Insurance Trust Small Cap Core Portfolio (1)
American Century VP Value Portfolio (1)	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio (1)
BNY Mellon Appreciation Portfolio (1)	Morgan Stanley Investment Funds Emerging Markets Equity Portfolio (1)
BNY Mellon Opportunistic Small Cap Portfolio (1)	Morgan Stanley Investment Funds US Real Estate Portfolio (1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (1)	Neuberger Berman Trust Mid Cap Growth Class S (1)
DWS CROCI® US VIP (1)	Neuberger Berman Trust Mid Cap Growth Portfolio (1)

DWS Equity 500 Index VIP Fund (1)	Neuberger Berman Trust Short Duration Bond Portfolio (1)
DWS Small Cap Index Fund (1)	Neuberger Berman Trust Sustainable Equity Portfolio (1)
DWS Small Mid Cap Value Portfolio (1)	T Rowe Price Blue Chip Growth Portfolio (1)
Fidelity VIP Contrafund Class 2 Portfolio (1)	T Rowe Price Equity Income Portfolio (1)
Fidelity VIP Equity Income Portfolio (1)	T Rowe Price Health Sciences Portfolio (1)
Fidelity VIP Government Money Market Portfolio (1)	T Rowe Price Moderate Allocation (1)
Fidelity VIP Growth Portfolio (1)	Touchstone TVST Balanced (1)
Fidelity VIP High Income Portfolio (1)	Touchstone TVST Bond (1)
Fidelity VIP Index 500 II Portfolio (1)	Touchstone TVST Common Stock (1)
Fidelity VIP Investment Grade Bond Portfolio (1)	Touchstone TVST Small Company (1)
Fidelity VIP Mid Cap Class 2 Portfolio (1)	Van Eck VIPT Emerging Markets (1)
Fidelity VIP Overseas Portfolio (1)	Van Eck VIPT Global Resources Fund (1)
Fidelity VIP Value Strategies Portfolio (1)	Van Eck VIPT Unconstrained Emerging Markets (1)
Franklin Templeton VIP Foreign Securities (1)
(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of National Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of National Variable Life Insurance Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of National Variable Life Insurance Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian or transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 1, 2023

We have served as the auditor of one or more of the subaccounts of National Variable Life Insurance Account since 1997.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2022

Total assets and net assets: Investments in shares of mutual fund portfolios at market value:		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
(contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

AB VPS Growth and Income Fund	$73,060	4,613.95	$13.42	804.60	$13.87	—	$—	—	$—
AB VPS Sustainable International Thematic Portfolio (1)	$272,626	7,427.69	$21.44	3,081.32	$24.33	1,577.43	$24.33	—	$—
AB VPS International Value Fund	$2,622,367	131,664.25	$15.84	18,986.15	$17.97	10,871.46	$17.97	—	$—
AB VPS Small Midcap Value Fund	$1,601,006	29,199.83	$45.83	2,520.27	$52.00	2,531.50	$52.00	—	$—
Alger Capital Appreciation Fund	$2,428,734	51,361.11	$41.67	1,651.22	$64.45	1,044.40	$50.79	6,848.31	$18.86
Alger Large Cap Growth Fund	$15,695,849	229,185.17	$61.22	7,069.41	$53.69	20,912.20	$34.28	2,883.70	$197.01
Alger Small Cap Growth Fund	$6,717,813	179,570.78	$36.66	436.09	$47.31	168.97	$37.66	724.17	$150.01
Allspring VT Discovery Fund	$7,037,773	135,254.85	$48.11	—	$—	8,104.49	$61.28	415.01	$80.58
Allspring VT Opportunity Fund	$4,845,705	49,410.28	$58.73	—	$—	10,749.41	$67.22	8,431.75	$144.86
American Century VP Disciplined Core Value Fund	$3,919,806	102,536.39	$35.41	—	$—	6,482.39	$43.64	246.26	$25.83
American Century VP Inflation Protection Portfolio	$1,094,224	57,005.53	$15.54	1,774.15	$16.21	9,761.67	$18.38	—	$—
American Century VP Inflation Protection Portfolio II	$99,525	—	$—	—	$—	—	$—	55,963.06	$1.78
American Century VP International Portfolio	$4,440,226	163,112.98	$23.27	9,772.78	$27.66	13,600.08	$27.51	—	$—
American Century VP Ultra Portfolio	$195,969	3,385.53	$43.25	—	$—	968.66	$51.13	—	$—
American Century VP Value Portfolio	$8,876,856	138,324.83	$53.37	2,883.75	$43.52	10,714.36	$59.65	17,913.16	$40.73
BNY Mellon Appreciation Portfolio	$781,647	18,419.97	$39.39	—	$—	1,203.92	$46.57	—	$—
BNY Mellon Opportunistic Small Cap Portfolio	$198,474	8,259.73	$24.03	—	$—	—	$—	—	$—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$318,253	12,883.82	$24.62	—	$—	35.69	$30.01	—	$—
DWS CROCI® US VIP	$315,103	18,319.09	$16.98	—	$—	204.32	$20.07	—	$—
DWS Equity 500 Index VIP Fund	$1,249,147	—	$—	—	$—	—	$—	22,399.42	$55.77
DWS Small Cap Index Fund	$896,828	15,273.02	$38.37	1,444.38	$43.53	—	$—	4,912.01	$50.48

(1) On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2022

Total assets and net assets: Investments in shares of mutual fund portfolios at market value:		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
(contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

DWS Small Mid Cap Value Portfolio	$2,167,179	58,549.77	$30.97	4,507.85	$35.52	5,298.16	$36.61	—	$—
Fidelity VIP Contrafund Class 2 Portfolio	$15,841,171	164,102.41	$82.01	4,158.12	$54.12	29,510.43	$73.11	—	$—
Fidelity VIP Equity Income Portfolio	$11,663,477	93,401.87	$123.66	430.85	$47.69	2,238.14	$41.53	—	$—
Fidelity VIP Government Money Market Portfolio	$8,261,219	510,429.88	$13.17	12,820.54	$10.61	82,997.17	$15.01	113,025.55	$1.38
Fidelity VIP Growth Portfolio	$22,697,440	114,635.23	$182.09	546.19	$72.64	27,719.96	$64.34	—	$—
Fidelity VIP High Income Portfolio	$4,058,952	69,332.69	$53.73	1,046.81	$26.84	13,795.91	$22.14	—	$—
Fidelity VIP Index 500 II Portfolio	$60,477,492	407,565.31	$114.99	40,381.43	$56.29	215,215.24	$52.69	—	$—
Fidelity VIP Investment Grade Bond Portfolio	$5,074,342	216,921.96	$19.55	3,517.28	$17.09	24,434.43	$23.83	67,385.47	$2.83
Fidelity VIP Mid Cap Class 2 Portfolio	$4,487,918	83,912.52	$46.81	3,367.26	$50.05	7,067.70	$55.34	—	$—
Fidelity VIP Overseas Portfolio	$10,933,787	175,711.70	$45.93	11,837.62	$26.72	17,688.48	$23.80	466,322.54	$4.56
Fidelity VIP Value Strategies Portfolio	$485,620	6,027.36	$57.33	551.76	$65.05	1,601.58	$65.05	—	$—
Franklin Templeton VIP Foreign Securities	$1,653,132	86,128.30	$16.47	1,355.44	$19.15	10,710.33	$19.47	—	$—
Franklin Templeton VIP Global Real Estate	$844,038	50,124.87	$16.66	—	$—	452.50	$19.70	—	$—
Franklin Templeton VIP Mutual Global Discovery Securities	$404,030	14,531.09	$26.46	517.42	$30.02	133.17	$30.02	—	$—
Franklin Templeton VIP Mutual Shares Securities	$680,549	21,083.78	$24.23	1,674.67	$30.99	4,109.28	$28.65	—	$—
Franklin Templeton VIP Small Cap Value	$911,493	18,611.86	$38.40	1,227.96	$47.65	3,047.30	$45.39	—	$—
Franklin Templeton VIP Small-Midcap Growth II	$327,849	6,548.60	$33.87	1,507.14	$49.89	771.53	$40.04	—	$—
Franklin Templeton VIP US Government	$298,356	23,361.97	$10.96	1,733.36	$12.44	1,658.86	$12.44	—	$—
Invesco I.O.V.I Conservative Balanced Fund	$133,947	11,547.26	$10.95	664.73	$11.31	—	$—	—	$—
Invesco I.O.V.I Global Strategic Income Fund	$326,550	33,326.34	$8.94	2,597.34	$9.24	488.89	$9.24	—	$—
Invesco I.O.V.I Main Street Small Cap Fund	$89,574	5,596.35	$13.48	1,016.98	$13.92	—	$—	—	$—

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2022

Total assets and net assets: Investments in shares of mutual fund portfolios at market value:		VariTrak Product		Investor Select Product		Estate Provider Product		Benefit Provider Product
(contractholder accumulation units and unit value)		Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value	Accumulation Units	Unit Value

Invesco V.I. Discovery Mid Cap Growth Fund	$964,638	82,235.63	$11.71	—	$—	—	$—	165.38	$11.95
Invesco V.I. Health Care Fund	$3,218,662	94,087.32	$32.09	—	$—	4,141.08	$39.11	5,065.60	$7.41
Invesco V.I. Technology Fund	$2,095,411	144,178.72	$13.32	—	$—	6,534.36	$16.24	15,634.52	$4.39
JP Morgan Insurance Trust Small Cap Core Portfolio	$1,287,309	24,029.49	$43.59	—	$—	5,302.62	$45.23	—	$—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio	$2,641,117	—	$—	—	$—	—	$—	1,132,436.73	$2.33
Morgan Stanley Investment Funds Emerging Markets Equity Portfolio	$770,509	—	$—	—	$—	—	$—	260,213.63	$2.96
Morgan Stanley Investment Funds US Real Estate Portfolio	$67,786	—	$—	—	$—	—	$—	12,440.79	$5.45
Neuberger Berman Trust Mid Cap Growth Class S	$651,263	29,380.52	$16.21	—	$—	10,127.77	$17.28	—	$—
Neuberger Berman Trust Mid Cap Growth Portfolio	$604,745	10,339.97	$45.20	2,633.86	$50.53	80.33	$53.43	—	$—
Neuberger Berman Trust Short Duration Bond Portfolio	$2,313,185	179,629.07	$10.95	4,479.03	$13.83	21,945.64	$12.95	—	$—
Neuberger Berman Trust Sustainable Equity Portfolio	$2,318,957	43,184.48	$42.88	480.82	$48.65	7,860.76	$48.65	4,662.35	$13.14
T Rowe Price Blue Chip Growth Portfolio	$2,376,967	48,776.41	$39.72	4,245.96	$59.20	4,012.78	$46.95	—	$—
T Rowe Price Equity Income Portfolio	$4,703,067	120,313.55	$31.60	4,557.79	$41.23	19,089.38	$37.36	—	$—
T Rowe Price Health Sciences Portfolio	$2,552,792	28,528.87	$82.67	685.52	$99.49	1,290.13	$97.73	—	$—
T Rowe Price Moderate Allocation	$1,251,209	42,955.33	$28.47	872.42	$32.30	—	$—	—	$—
Touchstone TVST Balanced	$6,004,326	119,840.19	$46.49	4,690.41	$34.05	6,619.95	$41.35	—	$—
Touchstone TVST Bond	$5,473,544	204,785.51	$22.85	5,205.93	$15.11	28,557.34	$25.06	—	$—
Touchstone TVST Common Stock	$35,150,450	386,199.68	$78.18	8,802.08	$53.29	20,170.39	$61.36	56,323.60	$57.73
Touchstone TVST Small Company	$26,554,008	173,520.97	$131.87	7,397.26	$53.87	21,194.32	$108.11	12,489.65	$78.64
Van Eck VIPT Emerging Markets	$1,670,330	44,227.15	$27.37	9,342.09	$31.06	5,460.53	$31.06	—	$—
Van Eck VIPT Global Resources Fund	$1,340,937	73,326.13	$15.97	4,781.47	$18.12	4,609.80	$18.12	—	$—
Van Eck VIPT Unconstrained Emerging Markets	$1,033,298	72,494.22	$11.94	2,492.64	$13.55	9,864.57	$13.55	—	$—

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	AB VPS Growth and Income Fund	AB VPS Sustainable International Thematic Portfolio (1)	AB VPS International Value Fund	AB VPS Small Midcap Value Fund	Alger Capital Appreciation Fund

Investment income:
Dividend income	$1,022	$—	$122,553	$18,968	$—

Expenses:
Mortality and expense risk and administrative charges	569	1,551	19,510	13,500	22,116

Net investment gain (loss)	453	(1,551)	103,043	5,468	(22,116)

Realized and unrealized gain (loss) on investments
Capital gains distributions	11,635	47,658	—	255,780	217,594

Net realized gain (loss) from shares sold	856	(2,403)	(154)	22,504	(28,459)

Net unrealized depreciation on investments	(16,837)	(143,726)	(548,979)	(612,573)	(1,554,309)

Net realized and unrealized loss on investments	(4,346)	(98,471)	(549,133)	(334,289)	(1,365,174)

Decrease in net assets resulting from operations	$(3,893)	$(100,022)	$(446,090)	$(328,821)	$(1,387,290)

(1) On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund

Investment income:
Dividend income	$—	$—	$—	$—	$73,848

Expenses:
Mortality and expense risk and administrative charges	150,228	70,382	66,989	31,243	35,184

Net investment (loss) gain	(150,228)	(70,382)	(66,989)	(31,243)	38,664

Realized and unrealized gain (loss) on investments
Capital gains distributions	877,734	1,251,430	2,746,652	1,026,082	1,028,293

Net realized loss from shares sold	(45,143)	(219,876)	(129,692)	(9,191)	(60,721)

Net unrealized depreciation on investments	(10,417,973)	(5,260,998)	(6,868,640)	(2,334,904)	(1,635,673)

Net realized and unrealized loss on investments	(9,585,382)	(4,229,444)	(4,251,680)	(1,318,013)	(668,101)

Decrease in net assets resulting from operations	$(9,735,610)	$(4,299,826)	$(4,318,669)	$(1,349,256)	$(629,437)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	American Century VP Inflation Protection Portfolio	American Century VP Inflation Protection Portfolio II	American Century VP International Portfolio	American Century VP Ultra Portfolio	American Century VP Value Portfolio

Investment income:
Dividend income	$59,916	$5,331	$62,864	$—	$184,292

Expenses:
Mortality and expense risk and administrative charges	9,008	123	35,120	1,495	69,773

Net investment gain (loss)	50,908	5,208	27,744	(1,495)	114,519

Realized and unrealized gain (loss) on investments
Capital gains distributions	6,263	564	661,690	23,749	712,303

Net realized (loss) gain from shares sold	(1,294)	(20,693)	57,757	5,675	536,536

Net unrealized depreciation on investments	(226,815)	(275)	(2,154,153)	(123,741)	(1,400,586)

Net realized and unrealized loss on investments	(221,846)	(20,404)	(1,434,706)	(94,317)	(151,747)

Decrease in net assets resulting from operations	$(170,938)	$(15,196)	$(1,406,962)	$(95,812)	$(37,228)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP	DWS Equity 500 Index VIP Fund

Investment income:
Dividend income	$5,446	$—	$1,880	$4,892	$16,107

Expenses:
Mortality and expense risk and administrative charges	6,721	1,853	3,183	2,954	1,132

Net investment (loss) gain	(1,275)	(1,853)	(1,303)	1,938	14,975

Realized and unrealized gain (loss) on investments
Capital gains distributions	236,120	42,489	25,751	4,970	75,047

Net realized (loss) gain from shares sold	(1,425)	(2,426)	7,732	(1,900)	387,503

Net unrealized depreciation on investments	(415,313)	(79,000)	(134,246)	(67,177)	(745,737)

Net realized and unrealized loss on investments	(180,618)	(38,937)	(100,763)	(64,107)	(283,187)

Decrease in net assets resulting from operations	$(181,893)	$(40,790)	$(102,066)	$(62,169)	$(268,212)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio

Investment income:
Dividend income	$8,523	$11,012	$89,195	$224,314	$114,673

Expenses:
Mortality and expense risk and administrative charges	5,869	18,077	141,089	106,565	75,810

Net investment gain (loss)	2,654	(7,065)	(51,894)	117,749	38,863

Realized and unrealized gain (loss) on investments
Capital gains distributions	160,316	34,830	842,025	393,836	—

Net realized (loss) gain from shares sold	(4,025)	(58,278)	555,486	248,097	—

Net unrealized depreciation on investments	(405,207)	(424,656)	(7,317,782)	(1,526,419)	—

Net realized and unrealized loss on investments	(248,916)	(448,104)	(5,920,271)	(884,486)	—

Decrease (increase) in net assets resulting from operations	$(246,262)	$(455,169)	$(5,972,165)	$(766,737)	$38,863

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio

Investment income:
Dividend income	$156,989	$217,712	$958,959	$121,151	$23,331

Expenses:
Mortality and expense risk and administrative charges	216,286	36,514	489,674	42,220	38,227

Net investment (loss) gain	(59,297)	181,198	469,285	78,931	(14,896)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,891,282	—	515,395	287,480	308,750

Net realized gain (loss) from shares sold	986,511	(92,429)	3,331,602	(85,456)	12,999

Net unrealized depreciation on investments	(10,652,291)	(678,103)	(18,830,321)	(1,108,191)	(1,173,082)

Net realized and unrealized loss on investments	(7,774,498)	(770,532)	(14,983,324)	(906,167)	(851,333)

Decrease in net assets resulting from operations	$(7,833,795)	$(589,334)	$(14,514,039)	$(827,236)	$(866,229)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities

Investment income:
Dividend income	$124,932	$5,588	$49,494	$22,091	$6,699

Expenses:
Mortality and expense risk and administrative charges	78,728	3,409	12,939	8,265	3,567

Net investment gain	46,204	2,179	36,555	13,826	3,132

Realized and unrealized gain (loss) on investments
Capital gains distributions	102,933	22,988	—	66,034	33,200

Net realized gain (loss) from shares sold	181,180	920	(27,995)	(1,547)	(406)

Net unrealized depreciation on investments	(3,951,558)	(65,330)	(152,949)	(372,973)	(59,896)

Net realized and unrealized loss on investments	(3,667,445)	(41,422)	(180,944)	(308,486)	(27,102)

Decrease in net assets resulting from operations	$(3,621,241)	$(39,243)	$(144,389)	$(294,660)	$(23,970)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund

Investment income:
Dividend income	$14,522	$9,365	$—	$7,987	$1,650

Expenses:
Mortality and expense risk and administrative charges	5,791	6,986	2,655	2,554	1,227

Net investment gain (loss)	8,731	2,379	(2,655)	5,433	423

Realized and unrealized gain (loss) on investments
Capital gains distributions	87,699	176,731	110,565	—	10,899

Net realized (loss) gain from shares sold	(32,218)	(15,171)	(112,679)	(14,380)	234

Net unrealized depreciation on investments	(133,630)	(277,109)	(165,975)	(26,981)	(40,967)

Net realized and unrealized loss on investments	(78,149)	(115,549)	(168,089)	(41,361)	(29,834)

Decrease in net assets resulting from operations	$(69,418)	$(113,170)	$(170,744)	$(35,928)	$(29,411)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund

Investment income:
Dividend income	$—	$242	$—	$—	$—

Expenses:
Mortality and expense risk and administrative charges	2,790	713	9,260	27,766	21,125

Net investment loss	(2,790)	(471)	(9,260)	(27,766)	(21,125)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	11,352	296,080	447,504	973,182

Net realized (loss) gain from shares sold	(7,467)	874	1,111	(26,380)	13,588

Net unrealized depreciation on investments	(37,870)	(29,667)	(718,866)	(938,093)	(2,330,109)

Net realized and unrealized loss on investments	(45,337)	(17,441)	(421,675)	(516,969)	(1,343,339)

Decrease in net assets resulting from operations	$(48,127)	$(17,912)	$(430,935)	$(544,735)	$(1,364,464)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	JP Morgan Insurance Trust Small Cap Core Portfolio	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio	Morgan Stanley Investment Funds Emerging Markets Equity Portfolio	Morgan Stanley Investment Funds US Real Estate Portfolio	Neuberger Berman Trust Mid Cap Growth Class S

Investment income:
Dividend income	$6,194	$113,474	$3,196	$965	$—

Expenses:
Mortality and expense risk and administrative charges	10,526	2,145	574	92	4,966

Net investment (loss) gain	(4,332)	111,329	2,622	873	(4,966)

Realized and unrealized gain (loss) on investments
Capital gains distributions	287,703	50,665	77,181	16,893	147,279

Net realized (loss) gain from shares sold	(467)	(161,994)	(24,291)	(20,167)	1,918

Net unrealized depreciation on investments	(608,116)	(457,729)	(291,083)	(23,357)	(400,982)

Net realized and unrealized loss on investments	(320,880)	(569,058)	(238,193)	(26,631)	(251,785)

Decrease in net assets resulting from operations	$(325,212)	$(457,729)	$(235,571)	$(25,758)	$(256,751)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio

Investment income:
Dividend income	$—	$93,453	$11,242	$—	$82,732

Expenses:
Mortality and expense risk and administrative charges	4,593	20,393	18,428	20,415	38,871

Net investment (loss) gain	(4,593)	73,060	(7,186)	(20,415)	43,861

Realized and unrealized gain (loss) on investments
Capital gains distributions	123,595	—	238,781	132,451	245,117

Net realized gain (loss) from shares sold	12,689	(45,181)	21,374	39,893	41,738

Net unrealized depreciation on investments	(380,937)	(195,283)	(826,826)	(1,571,030)	(568,497)

Net realized and unrealized loss on investments	(244,653)	(240,464)	(566,671)	(1,398,686)	(281,642)

Decrease in net assets resulting from operations	$(249,246)	$(167,404)	$(573,857)	$(1,419,101)	$(237,781)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock

Investment income:
Dividend income	$—	$20,570	$30,862	$119,245	$155,238

Expenses:
Mortality and expense risk and administrative charges	21,890	11,417	53,916	46,808	301,386

Net investment (loss) gain	(21,890)	9,153	(23,054)	72,437	(146,148)

Realized and unrealized gain (loss) on investments
Capital gains distributions	43,127	25,725	1,481,828	44,738	5,062,714

Net realized gain (loss) from shares sold	80,412	(5,628)	(21,635)	(13,400)	(393,000)

Net unrealized depreciation on investments	(513,282)	(319,262)	(2,662,437)	(1,067,657)	(12,698,885)

Net realized and unrealized loss on investments	(389,743)	(299,165)	(1,202,244)	(1,036,319)	(8,029,171)

Decrease in net assets resulting from operations	$(411,633)	$(290,012)	$(1,225,298)	$(963,882)	$(8,175,319)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2022

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets

Investment income:
Dividend income	$9,364	$4,780	$22,705	$47,099

Expenses:
Mortality and expense risk and administrative charges	222,371	11,032	12,018	8,187

Net investment (loss) gain	(213,007)	(6,252)	10,687	38,912

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,749,346	331,659	—	—

Net realized gain (loss) from shares sold	329,879	(29,841)	178,193	(27,023)

Net unrealized depreciation on investments	(12,793,060)	(795,915)	(52,901)	(105,316)

Net realized and unrealized (loss) gain on investments	(4,713,835)	(494,097)	125,292	(132,339)

Decrease (increase) in net assets resulting from operations	$(4,926,842)	$(500,349)	$135,979	$(93,427)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	AB VPS Growth and Income Fund	AB VPS Sustainable International Thematic Portfolio (1)	AB VPS International Value Fund	AB VPS Small Midcap Value Fund	Alger Capital Appreciation Fund

Net investment gain (loss)	$453	$(1,551)	$103,043	$5,468	$(22,116)

Realized and unrealized gain (loss) on investments
Capital gains distributions	11,635	47,658	—	255,780	217,594

Net realized gain (loss) from shares sold	856	(2,403)	(154)	22,504	(28,459)

Net unrealized depreciation on investments	(16,837)	(143,726)	(548,979)	(612,573)	(1,554,309)

Net realized and unrealized loss on investments	(4,346)	(98,471)	(549,133)	(334,289)	(1,365,174)

Decrease in net assets resulting from operations	(3,893)	(100,022)	(446,090)	(328,821)	(1,387,290)

Accumulation unit transactions:
Participant deposits	5,948	14,360	109,500	71,659	102,854
Transfers between investment sub-accounts and general account, net	7,095	(8)	869	6,917	20,802
Transfers between investment subaccounts, net	(6,621)	16,000	(9,094)	(98,157)	118,516
Net surrenders and lapses	—	(783)	(108,855)	(68,627)	(41,644)
Contract benefits	—	—	(5,235)	(5,136)	(6,670)
Loan collateral interest received	99	1,052	11,602	9,269	15,598
Transfers for policy loans	(3,639)	(1,116)	(30,909)	(15,942)	(19,684)
Contract charges	(3,549)	(8,514)	(109,587)	(76,539)	(93,048)
Other	322	904	12,453	9,074	12,012

Total net accumulation unit transactions	(345)	21,895	(129,256)	(167,482)	108,736

Decrease in net assets	(4,238)	(78,127)	(575,346)	(496,303)	(1,278,554)

Net assets, beginning of period	$77,298	$350,753	$3,197,713	$2,097,309	$3,707,288

Net assets, end of period	$73,060	$272,626	$2,622,367	$1,601,006	$2,428,734

(1)	On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund	American Century VP Disciplined Core Value Fund

Net investment (loss) gain	$(150,228)	$(70,382)	$(66,989)	$(31,243)	$38,664

Realized and unrealized gain (loss) on investments
Capital gains distributions	877,734	1,251,430	2,746,652	1,026,082	1,028,293

Net realized loss from shares sold	(45,143)	(219,876)	(129,692)	(9,191)	(60,721)

Net unrealized depreciation on investments	(10,417,973)	(5,260,998)	(6,868,640)	(2,334,904)	(1,635,673)

Net realized and unrealized loss on investments	(9,585,382)	(4,229,444)	(4,251,680)	(1,318,013)	(668,101)

Decrease in net assets resulting from operations	(9,735,610)	(4,299,826)	(4,318,669)	(1,349,256)	(629,437)

Accumulation unit transactions:
Participant deposits	607,144	267,019	234,727	124,556	148,501
Transfers between investment sub-accounts and general account, net	(84,744)	(105,307)	(4,721)	(557)	—
Transfers between investment subaccounts, net	1,461,311	599,529	316,240	(98,416)	(133,454)
Net surrenders and lapses	(356,459)	(376,001)	(102,050)	(128,322)	(29,705)
Contract benefits	(113,798)	(14,664)	—	(26,698)	(4,879)
Loan collateral interest received	103,312	65,215	30,698	16,697	12,570
Transfers for policy loans	(155,502)	(258,732)	(55,253)	(27,009)	(22,017)
Contract charges	(669,852)	(308,259)	(300,930)	(134,964)	(170,505)
Other	119,152	43,994	39,611	20,449	20,091

Total net accumulation unit transactions	910,564	(87,206)	158,322	(254,264)	(179,398)

Decrease in net assets	(8,825,046)	(4,387,032)	(4,160,347)	(1,603,520)	(808,835)

Net assets, beginning of period	$24,520,895	$11,104,845	$11,198,120	$6,449,225	$4,728,641

Net assets, end of period	$15,695,849	$6,717,813	$7,037,773	$4,845,705	$3,919,806

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	American Century VP Inflation Protection Portfolio	American Century VP Inflation Protection Portfolio II	American Century VP International Portfolio	American Century VP Ultra Portfolio	American Century VP Value Portfolio

Net investment gain (loss)	$50,908	$5,208	$27,744	$(1,495)	$114,519

Realized and unrealized gain (loss) on investments
Capital gains distributions	6,263	564	661,690	23,749	712,303

Net realized (loss) gain from shares sold	(1,294)	(20,693)	57,757	5,675	536,536

Net unrealized depreciation on investments	(226,815)	(275)	(2,154,153)	(123,741)	(1,400,586)

Net realized and unrealized loss on investments	(221,846)	(20,404)	(1,434,706)	(94,317)	(151,747)

Decrease in net assets resulting from operations	(170,938)	(15,196)	(1,406,962)	(95,812)	(37,228)

Accumulation unit transactions:
Participant deposits	63,089	—	185,462	7,867	267,013
Transfers between investment sub-accounts and general account, net	(16,232)	—	7,793	—	(45,660)
Transfers between investment subaccounts, net	39,897	—	416,535	(4,829)	(272,659)
Net surrenders and lapses	(17,635)	—	(104,506)	—	(101,660)
Contract benefits	—	—	(26,215)	—	(56,514)
Loan collateral interest received	6,058	—	19,571	944	24,733
Transfers for policy loans	(19,805)	—	(39,012)	(1,003)	(18,305)
Contract charges	(60,875)	(1,083)	(153,968)	(7,746)	(292,188)
Other	5,779	(1)	27,257	1,152	38,366

Total net accumulation unit transactions	276	(1,084)	332,917	(3,615)	(456,874)

Decrease in net assets	(170,662)	(16,280)	(1,074,045)	(99,427)	(494,102)

Net assets, beginning of period	$1,264,886	$115,805	$5,514,271	$295,396	$9,370,958

Net assets, end of period	$1,094,224	$99,525	$4,440,226	$195,969	$8,876,856

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP	DWS Equity 500 Index VIP Fund

Net investment (loss) gain	$(1,275)	$(1,853)	$(1,303)	$1,938	$14,975

Realized and unrealized gain (loss) on investments
Capital gains distributions	236,120	42,489	25,751	4,970	75,047

Net realized (loss) gain from shares sold	(1,425)	(2,426)	7,732	(1,900)	387,503

Net unrealized depreciation on investments	(415,313)	(79,000)	(134,246)	(67,177)	(745,737)

Net realized and unrealized loss on investments	(180,618)	(38,937)	(100,763)	(64,107)	(283,187)

Decrease in net assets resulting from operations	(181,893)	(40,790)	(102,066)	(62,169)	(268,212)

Accumulation unit transactions:
Participant deposits	40,750	12,115	11,921	13,272	14,797
Transfers between investment sub-accounts and general account, net	(982)	—	712	6,436	—
Transfers between investment subaccounts, net	(10,096)	(676)	(14,740)	(6,823)	45,284
Net surrenders and lapses	(19,736)	(288)	(208)	(487)	(56,517)
Contract benefits	—	—	—	(16,750)	—
Loan collateral interest received	3,980	601	1,893	2,092	2,969
Transfers for policy loans	(2,968)	(648)	(6,220)	(6,811)	6,713
Contract charges	(31,812)	(7,941)	(16,012)	(8,779)	(16,699)
Other	4,110	1,039	1,755	1,775	(540)

Total net accumulation unit transactions	(16,754)	4,202	(20,899)	(16,075)	(3,993)

Decrease in net assets	(198,647)	(36,588)	(122,965)	(78,244)	(272,205)

Net assets, beginning of period	$980,294	$235,062	$441,218	$393,347	$1,521,352

Net assets, end of period	$781,647	$198,474	$318,253	$315,103	$1,249,147

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio

Net investment gain (loss)	$2,654	$(7,065)	$(51,894)	$117,749	$38,863

Realized and unrealized gain (loss) on investments
Capital gains distributions	160,316	34,830	842,025	393,836	—

Net realized (loss) gain from shares sold	(4,025)	(58,278)	555,486	248,097	—

Net unrealized depreciation on investments	(405,207)	(424,656)	(7,317,782)	(1,526,419)	—

Net realized and unrealized loss on investments	(248,916)	(448,104)	(5,920,271)	(884,486)	—

Decrease (increase) in net assets resulting from operations	(246,262)	(455,169)	(5,972,165)	(766,737)	38,863

Accumulation unit transactions:
Participant deposits	21,696	105,295	505,095	346,670	673,820
Transfers between investment sub-accounts and general account, net	12,834	7,518	(708)	26,801	(12,838)
Transfers between investment subaccounts, net	(66,629)	(109,371)	261,130	(617,647)	934,314
Net surrenders and lapses	(27,513)	(82,014)	(723,290)	(233,586)	(1,661,490)
Contract benefits	—	(18,479)	(83,492)	(41,629)	(69,018)
Loan collateral interest received	3,834	8,057	112,006	50,646	44,625
Transfers for policy loans	3,565	(17,879)	(108,773)	(76,545)	(38,710)
Contract charges	(19,114)	(88,581)	(683,849)	(430,377)	(1,142,205)
Other	3,380	12,860	100,095	61,093	42,959

Total net accumulation unit transactions	(67,947)	(182,594)	(621,786)	(914,574)	(1,228,543)

Decrease in net assets	(314,209)	(637,763)	(6,593,951)	(1,681,311)	(1,189,680)

Net assets, beginning of period	$1,211,037	$2,804,942	$22,435,122	$13,344,788	$9,450,899

Net assets, end of period	$896,828	$2,167,179	$15,841,171	$11,663,477	$8,261,219

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio

Net investment (loss) gain	$(59,297)	$181,198	$469,285	$78,931	$(14,896)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,891,282	—	515,395	287,480	308,750

Net realized gain (loss) from shares sold	986,511	(92,429)	3,331,602	(85,456)	12,999

Net unrealized depreciation on investments	(10,652,291)	(678,103)	(18,830,321)	(1,108,191)	(1,173,082)

Net realized and unrealized loss on investments	(7,774,498)	(770,532)	(14,983,324)	(906,167)	(851,333)

Decrease in net assets resulting from operations	(7,833,795)	(589,334)	(14,514,039)	(827,236)	(866,229)

Accumulation unit transactions:
Participant deposits	587,865	182,629	1,586,804	391,172	168,561
Transfers between investment sub-accounts and general account, net	(34,363)	1,188	246,234	(6,651)	2,681
Transfers between investment subaccounts, net	(18,477)	(214,835)	(433,238)	(144,584)	(276,057)
Net surrenders and lapses	(416,094)	(64,998)	(1,677,347)	(100,412)	(111,476)
Contract benefits	(166,727)	(4,249)	(220,257)	(15,363)	(22,629)
Loan collateral interest received	121,226	24,343	301,584	39,129	22,267
Transfers for policy loans	(519,064)	(57,452)	(1,263,434)	(54,401)	(40,723)
Contract charges	(839,360)	(186,904)	(2,187,684)	(370,949)	(156,547)
Other	144,395	21,463	320,431	25,566	26,152

Total net accumulation unit transactions	(1,140,599)	(298,815)	(3,326,907)	(236,493)	(387,771)

Decrease in net assets	(8,974,394)	(888,149)	(17,840,946)	(1,063,729)	(1,254,000)

Net assets, beginning of period	$31,671,834	$4,947,101	$78,318,438	$6,138,071	$5,741,918

Net assets, end of period	$22,697,440	$4,058,952	$60,477,492	$5,074,342	$4,487,918

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities

Net investment gain	$46,204	$2,179	$36,555	$13,826	$3,132

Realized and unrealized gain (loss) on investments
Capital gains distributions	102,933	22,988	—	66,034	33,200

Net realized gain (loss) from shares sold	181,180	920	(27,995)	(1,547)	(406)

Net unrealized depreciation on investments	(3,951,558)	(65,330)	(152,949)	(372,973)	(59,896)

Net realized and unrealized loss on investments	(3,667,445)	(41,422)	(180,944)	(308,486)	(27,102)

Decrease in net assets resulting from operations	(3,621,241)	(39,243)	(144,389)	(294,660)	(23,970)

Accumulation unit transactions:
Participant deposits	366,996	8,359	74,943	49,492	13,326
Transfers between investment sub-accounts and general account, net	(86,703)	9,557	(423)	(488)	3,883
Transfers between investment subaccounts, net	407,595	9,037	11,836	44,469	(22,006)
Net surrenders and lapses	(254,983)	—	(23,212)	(28,910)	(21,436)
Contract benefits	(67,316)	—	(1,622)	(3,298)	—
Loan collateral interest received	63,577	578	11,711	6,884	968
Transfers for policy loans	(86,099)	(590)	(11,086)	(5,238)	3,308
Contract charges	(382,155)	(19,524)	(57,315)	(51,164)	(16,459)
Other	50,852	2,320	7,774	4,419	2,174

Total net accumulation unit transactions	11,764	9,737	12,606	16,166	(36,242)

Decrease in net assets	(3,609,477)	(29,506)	(131,783)	(278,494)	(60,212)

Net assets, beginning of period	$14,543,264	$515,126	$1,784,915	$1,122,532	$464,242

Net assets, end of period	$10,933,787	$485,620	$1,653,132	$844,038	$404,030

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small-Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund

Net investment gain (loss)	$8,731	$2,379	$(2,655)	$5,433	$423

Realized and unrealized gain (loss) on investments
Capital gains distributions	87,699	176,731	110,565	—	10,899

Net realized (loss) gain from shares sold	(32,218)	(15,171)	(112,679)	(14,380)	234

Net unrealized depreciation on investments	(133,630)	(277,109)	(165,975)	(26,981)	(40,967)

Net realized and unrealized loss on investments	(78,149)	(115,549)	(168,089)	(41,361)	(29,834)

Decrease in net assets resulting from operations	(69,418)	(113,170)	(170,744)	(35,928)	(29,411)

Accumulation unit transactions:
Participant deposits	25,413	45,349	20,666	24,292	4,565
Transfers between investment sub-accounts and general account, net	—	4,778	(13,046)	8,098	—
Transfers between investment subaccounts, net	(21,570)	7,203	106,158	(96,144)	40
Net surrenders and lapses	(89,936)	(13,259)	(58,540)	—	—
Contract benefits	(2,078)	—	—	—	(3,632)
Loan collateral interest received	4,826	2,547	2,423	1,392	18
Transfers for policy loans	(3,807)	(3,016)	(3,180)	(1,486)	(18)
Contract charges	(32,699)	(44,709)	(15,887)	(34,415)	(4,937)
Other	3,683	4,374	3,921	1,487	510

Total net accumulation unit transactions	(116,168)	3,267	42,515	(96,776)	(3,454)

Decrease in net assets	(185,586)	(109,903)	(128,229)	(132,704)	(32,865)

Net assets, beginning of period	$866,135	$1,021,396	$456,078	$431,060	$166,812

Net assets, end of period	$680,549	$911,493	$327,849	$298,356	$133,947

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund

Net investment loss	$(2,790)	$(471)	$(9,260)	$(27,766)	$(21,125)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	11,352	296,080	447,504	973,182

Net realized (loss) gain from shares sold	(7,467)	874	1,111	(26,380)	13,588

Net unrealized depreciation on investments	(37,870)	(29,667)	(718,866)	(938,093)	(2,330,109)

Net realized and unrealized loss on investments	(45,337)	(17,441)	(421,675)	(516,969)	(1,343,339)

Decrease in net assets resulting from operations	(48,127)	(17,912)	(430,935)	(544,735)	(1,364,464)

Accumulation unit transactions:
Participant deposits	13,275	6,090	35,664	99,379	80,808
Transfers between investment sub-accounts and general account, net	—	—	(805)	(14,377)	(24,592)
Transfers between investment subaccounts, net	(1,022)	283	55,748	(36,077)	282,745
Net surrenders and lapses	(19,231)	—	(10,538)	(46,857)	(81,912)
Contract benefits	—	—	(205)	(3,131)	(409)
Loan collateral interest received	5,414	2,164	6,086	11,646	7,227
Transfers for policy loans	(554)	(1,212)	(5,830)	(19,897)	(15,228)
Contract charges	(17,400)	(6,488)	(39,051)	(112,442)	(89,213)
Other	1,654	402	5,246	16,858	12,978

Total net accumulation unit transactions	(17,864)	1,239	46,315	(104,898)	172,404

Decrease in net assets	(65,991)	(16,673)	(384,620)	(649,633)	(1,192,060)

Net assets, beginning of period	$392,541	$106,247	$1,349,258	$3,868,295	$3,287,471

Net assets, end of period	$326,550	$89,574	$964,638	$3,218,662	$2,095,411

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	JP Morgan Insurance Trust Small Cap Core Portfolio	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio	Morgan Stanley Investment Funds Emerging Markets Equity Portfolio	Morgan Stanley Investment Funds US Real Estate Portfolio	Neuberger Berman Trust Mid Cap Growth Class S

Net investment (loss) gain	$(4,332)	$111,329	$2,622	$873	$(4,966)

Realized and unrealized gain (loss) on investments
Capital gains distributions	287,703	50,665	77,181	16,893	147,279

Net realized (loss) gain from shares sold	(467)	(161,994)	(24,291)	(20,167)	1,918

Net unrealized depreciation on investments	(608,116)	(457,729)	(291,083)	(23,357)	(400,982)

Net realized and unrealized loss on investments	(320,880)	(569,058)	(238,193)	(26,631)	(251,785)

Decrease in net assets resulting from operations	(325,212)	(457,729)	(235,571)	(25,758)	(256,751)

Accumulation unit transactions:
Participant deposits	48,455	30,432	9,707	—	24,333
Transfers between investment sub-accounts and general account, net	(91)	—	—	—	(411)
Transfers between investment subaccounts, net	5,025	(96,196)	109,719	(2,336)	52,751
Net surrenders and lapses	(21,317)	(71,375)	(24,638)	—	(2,573)
Contract benefits	—	—	—	—	(2,243)
Loan collateral interest received	6,062	—	141	—	2,667
Transfers for policy loans	(1,323)	—	2,627	—	(490)
Contract charges	(66,545)	(29,743)	(8,153)	(250)	(20,398)
Other	7,069	(22)	114	—	3,603

Total net accumulation unit transactions	(22,665)	(166,904)	89,517	(2,586)	57,239

Decrease in net assets	(347,877)	(624,633)	(146,054)	(28,344)	(199,512)

Net assets, beginning of period	$1,635,186	$3,265,750	$916,563	$96,130	$850,775

Net assets, end of period	$1,287,309	$2,641,117	$770,509	$67,786	$651,263

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio

Net investment (loss) gain	$(4,593)	$73,060	$(7,186)	$(20,415)	$43,861

Realized and unrealized gain (loss) on investments
Capital gains distributions	123,595	—	238,781	132,451	245,117

Net realized gain (loss) from shares sold	12,689	(45,181)	21,374	39,893	41,738

Net unrealized depreciation on investments	(380,937)	(195,283)	(826,826)	(1,571,030)	(568,497)

Net realized and unrealized loss on investments	(244,653)	(240,464)	(566,671)	(1,398,686)	(281,642)

Decrease in net assets resulting from operations	(249,246)	(167,404)	(573,857)	(1,419,101)	(237,781)

Accumulation unit transactions:
Participant deposits	27,592	98,707	71,044	128,715	181,248
Transfers between investment sub-accounts and general account, net	669	(3,500)	—	(364)	3,762
Transfers between investment subaccounts, net	(8,819)	(285,502)	(89,279)	265,069	(707,510)
Net surrenders and lapses	(2,224)	(75,248)	(29,486)	(16,278)	(156,620)
Contract benefits	—	(14,308)	(6,693)	(3,889)	(8,555)
Loan collateral interest received	1,831	20,487	5,570	11,751	21,784
Transfers for policy loans	(3,737)	(18,996)	(7,187)	(18,264)	(48,838)
Contract charges	(17,676)	(117,616)	(81,405)	(97,314)	(204,974)
Other	2,848	12,446	11,045	12,741	23,461

Total net accumulation unit transactions	484	(383,530)	(126,391)	282,167	(896,242)

Decrease in net assets	(248,762)	(550,934)	(700,248)	(1,136,934)	(1,134,023)

Net assets, beginning of period	$853,507	$2,864,119	$3,019,205	$3,513,901	$5,837,090

Net assets, end of period	$604,745	$2,313,185	$2,318,957	$2,376,967	$4,703,067

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock

Net investment (loss) gain	$(21,890)	$9,153	$(23,054)	$72,437	$(146,148)

Realized and unrealized gain (loss) on investments
Capital gains distributions	43,127	25,725	1,481,828	44,738	5,062,714

Net realized gain (loss) from shares sold	80,412	(5,628)	(21,635)	(13,400)	(393,000)

Net unrealized depreciation on investments	(513,282)	(319,262)	(2,662,437)	(1,067,657)	(12,698,885)

Net realized and unrealized loss on investments	(389,743)	(299,165)	(1,202,244)	(1,036,319)	(8,029,171)

Decrease in net assets resulting from operations	(411,633)	(290,012)	(1,225,298)	(963,882)	(8,175,319)

Accumulation unit transactions:
Participant deposits	73,126	62,005	195,440	310,480	1,213,964
Transfers between investment sub-accounts and general account, net	3,133	—	(279)	(3,324)	(80,699)
Transfers between investment subaccounts, net	(35,541)	(7,592)	(12,300)	(92,212)	(744,049)
Net surrenders and lapses	(56,037)	(36)	(84,234)	(109,515)	(1,043,335)
Contract benefits	—	—	(10,511)	(32,922)	(120,184)
Loan collateral interest received	6,555	255	17,412	36,277	172,621
Transfers for policy loans	(15,567)	(933)	(41,012)	(46,446)	(290,280)
Contract charges	(94,891)	(45,195)	(253,456)	(339,228)	(1,512,100)
Other	13,701	6,473	31,392	29,267	181,501

Total net accumulation unit transactions	(105,521)	14,977	(157,548)	(247,623)	(2,222,561)

Decrease in net assets	(517,154)	(275,035)	(1,382,846)	(1,211,505)	(10,397,880)

Net assets, beginning of period	$3,069,946	$1,526,244	$7,387,172	$6,685,049	$45,548,330

Net assets, end of period	$2,552,792	$1,251,209	$6,004,326	$5,473,544	$35,150,450

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund	Van Eck VIPT Unconstrained Emerging Markets

Net investment (loss) gain	$(213,007)	$(6,252)	$10,687	$38,912

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,749,346	331,659	—	—

Net realized gain (loss) from shares sold	329,879	(29,841)	178,193	(27,023)

Net unrealized depreciation on investments	(12,793,060)	(795,915)	(52,901)	(105,316)

Net realized and unrealized (loss) gain on investments	(4,713,835)	(494,097)	125,292	(132,339)

Decrease (increase) in net assets resulting from operations	(4,926,842)	(500,349)	135,979	(93,427)

Accumulation unit transactions:
Participant deposits	974,816	76,313	97,749	46,159
Transfers between investment sub-accounts and general account, net	(9,094)	1,749	(416)	(840)
Transfers between investment subaccounts, net	(668,290)	252,818	(338,549)	(17,853)
Net surrenders and lapses	(442,973)	(39,670)	(64,734)	(25,705)
Contract benefits	(57,665)	(8,217)	(2,005)	(5,707)
Loan collateral interest received	119,250	6,860	4,254	7,353
Transfers for policy loans	(229,233)	(14,617)	(11,839)	(5,344)
Contract charges	(1,166,698)	(69,027)	(100,187)	(61,053)
Other	138,940	10,024	7,176	4,984

Total net accumulation unit transactions	(1,340,947)	216,233	(408,551)	(58,006)

Decrease in net assets	(6,267,789)	(284,116)	(272,572)	(151,433)

Net assets, beginning of period	$32,821,797	$1,954,446	$1,613,509	$1,184,731

Net assets, end of period	$26,554,008	$1,670,330	$1,340,937	$1,033,298

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	AB VPS Growth and Income Fund	AB VPS Sustainable International Thematic Portfolio (1)	AB VPS International Value Fund	AB VPS Small Midcap Value Fund	Alger Capital Appreciation Fund

Net investment gain (loss)	$43	$(1,896)	$40,637	$(861)	$(29,318)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	32,811	—	—	766,593

Net realized gain from shares sold	515	10,953	50,076	49,290	347,841

Net unrealized appreciation (depreciation) on investments	15,759	(16,428)	207,904	575,954	(473,001)

Net realized and unrealized gain on investments	16,274	27,336	257,980	625,244	641,433

Increase in net assets resulting from operations	16,317	25,440	298,617	624,383	612,115

Accumulation unit transactions:
Participant deposits	6,760	19,315	119,090	79,214	167,734
Transfers between investment sub-accounts and general account, net	—	(1,639)	(264)	(179)	6,272
Transfers between investment subaccounts, net	(2,956)	11,422	71,706	(378,693)	(43,405)
Net surrenders and lapses	(1,736)	(15,822)	(94,256)	(76,645)	(169,574)
Contract benefits	—	—	(21,204)	(10,141)	(665,910)
Loan collateral interest received	51	994	12,476	9,968	16,646
Transfers for policy loans	1,090	(1,010)	(2,772)	3,729	(18,500)
Contract charges	(3,400)	(8,105)	(108,961)	(78,796)	(96,084)
Other	288	1,207	13,060	10,046	20,600

Total net accumulation unit transactions	97	6,362	(11,125)	(441,497)	(782,221)

Increase (decrease) in net assets	16,414	31,802	287,492	182,886	(170,106)

Net assets, beginning of period	$60,884	$318,951	$2,910,221	$1,914,423	$3,877,394

Net assets, end of period	$77,298	$350,753	$3,197,713	$2,097,309	$3,707,288

(1)	On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund	Allspring VT Discovery Fund (2)	Allspring VT Opportunity Fund (2)	American Century VP Disciplined Core Value Fund

Net investment (loss) gain	$(199,992)	$(107,082)	$(100,595)	$(32,942)	$10,529

Realized and unrealized gain (loss) on investments
Capital gains distributions	5,472,478	3,637,162	881,766	300,034	670,609

Net realized gain from shares sold	854,679	403,982	329,935	305,091	159,554

Net unrealized (depreciation) appreciation on investments	(3,628,426)	(4,706,486)	(1,770,109)	699,287	82,525

Net realized and unrealized gain (loss) on investments	2,698,731	(665,342)	(558,408)	1,304,412	912,688

Increase (decrease) in net assets resulting from operations	2,498,739	(772,424)	(659,003)	1,271,470	923,217

Accumulation unit transactions:
Participant deposits	699,661	356,412	257,177	134,246	154,110
Transfers between investment sub-accounts and general account, net	4,389	4,634	4,634	(1,801)	2,075
Transfers between investment subaccounts, net	(261,979)	94,816	151,403	(212,945)	(38,268)
Net surrenders and lapses	(688,117)	(406,698)	(468,282)	(191,389)	(264,195)
Contract benefits	(114,117)	(143,717)	(24,093)	(407,924)	(97,875)
Loan collateral interest received	105,468	60,180	30,975	20,511	13,044
Transfers for policy loans	(124,660)	(140,329)	(41,476)	7,781	5,878
Contract charges	(709,357)	(353,780)	(329,083)	(139,117)	(157,606)
Other	114,960	64,887	59,161	29,777	22,820

Total net accumulation unit transactions	(973,752)	(463,595)	(359,584)	(760,861)	(360,017)

Increase (decrease) in net assets	1,524,987	(1,236,019)	(1,018,587)	510,609	563,200

Net assets, beginning of period	$22,995,908	$12,340,864	$12,216,707	$5,938,616	$4,165,441

Net assets, end of period	$24,520,895	$11,104,845	$11,198,120	$6,449,225	$4,728,641

(2)	On December 6, 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	American Century VP Inflation Protection Portfolio	American Century VP Inflation Protection Portfolio II	American Century VP International Portfolio	American Century VP Ultra Portfolio	American Century VP Value Portfolio

Net investment gain (loss)	$32,555	$3,389	$(34,412)	$(1,785)	$84,161

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	148,095	17,138	—

Net realized gain (loss) from shares sold	6,868	(88)	129,630	6,684	551,394

Net unrealized appreciation on investments	32,090	3,417	159,262	31,088	1,201,371

Net realized and unrealized gain on investments	38,958	3,329	436,987	54,910	1,752,765

Increase in net assets resulting from operations	71,513	6,718	402,575	53,125	1,836,926

Accumulation unit transactions:
Participant deposits	54,434	—	195,138	7,680	344,885
Transfers between investment sub-accounts and general account, net	(3,735)	—	(777)	6,709	(4,452)
Transfers between investment subaccounts, net	107,054	—	209,743	4,203	(241,434)
Net surrenders and lapses	(30,917)	—	(159,682)	—	(354,086)
Contract benefits	(3,169)	—	(22,984)	—	(7,539)
Loan collateral interest received	5,643	—	20,663	875	26,344
Transfers for policy loans	(1,634)	—	(3,098)	(1,366)	5,865
Contract charges	(54,284)	(851)	(158,295)	(7,577)	(278,219)
Other	5,725	(1)	24,320	1,290	40,602

Total net accumulation unit transactions	79,117	(852)	105,028	11,814	(468,034)

Increase in net assets	150,630	5,866	507,603	64,939	1,368,892

Net assets, beginning of period	$1,114,256	$109,939	$5,006,668	$230,457	$8,002,066

Net assets, end of period	$1,264,886	$115,805	$5,514,271	$295,396	$9,370,958

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® US VIP	DWS Equity 500 Index VIP Fund

Net investment (loss) gain	$(3,612)	$(1,835)	$(599)	$2,511	$18,900

Realized and unrealized gain (loss) on investments
Capital gains distributions	87,038	—	8,802	—	60,329

Net realized gain (loss) from shares sold	18,915	12,644	9,177	(280)	62,288

Net unrealized appreciation on investments	111,845	23,812	74,766	76,344	208,589

Net realized and unrealized gain on investments	217,798	36,456	92,745	76,064	331,206

Increase in net assets resulting from operations	214,186	34,621	92,146	78,575	350,106

Accumulation unit transactions:
Participant deposits	46,151	11,888	16,125	20,223	43,035
Transfers between investment sub-accounts and general account, net	(984)	4,585	50	(652)	—
Transfers between investment subaccounts, net	(35,772)	(46,026)	(6,462)	(3,313)	(27,506)
Net surrenders and lapses	(32,569)	(4,211)	(3,063)	(1,747)	—
Contract benefits	(3,262)	—	(2,002)	—	—
Loan collateral interest received	3,572	567	1,935	2,685	337
Transfers for policy loans	(4,330)	(614)	(3,889)	(5,955)	(100,872)
Contract charges	(32,084)	(7,553)	(15,496)	(9,182)	(15,788)
Other	4,152	1,144	1,522	1,723	950

Total net accumulation unit transactions	(55,126)	(40,220)	(11,280)	3,782	(99,844)

Increase (decrease) in net assets	159,060	(5,599)	80,866	82,357	250,262

Net assets, beginning of period	$821,234	$240,661	$360,352	$310,990	$1,271,090

Net assets, end of period	$980,294	$235,062	$441,218	$393,347	$1,521,352

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio	Fidelity VIP Equity Income Portfolio	Fidelity VIP Government Money Market Portfolio

Net investment gain (loss)	$2,206	$2,951	$(155,055)	$127,433	$(74,852)

Realized and unrealized gain on investments
Capital gains distributions	68,423	—	2,595,408	1,404,169	—

Net realized gain from shares sold	29,909	36,762	1,214,503	357,183	—

Net unrealized appreciation on investments	53,205	639,556	1,298,920	759,319	—

Net realized and unrealized gain on investments	151,537	676,318	5,108,831	2,520,671	—

Increase (decrease) in net assets resulting from operations	153,743	679,269	4,953,776	2,648,104	(74,852)

Accumulation unit transactions:
Participant deposits	21,022	107,879	545,415	400,463	1,067,242
Transfers between investment sub-accounts and general account, net	(3,430)	(7,747)	(4,630)	2,326	17,588
Transfers between investment subaccounts, net	(46,352)	(267,404)	(107,092)	(139,605)	1,850,523
Net surrenders and lapses	(4,716)	(47,336)	(1,038,151)	(568,277)	(853,112)
Contract benefits	—	(13,240)	(295,628)	(124,276)	(46,467)
Loan collateral interest received	3,722	9,320	108,171	50,085	44,400
Transfers for policy loans	(3,741)	(5,928)	(177,921)	(35,272)	50,027
Contract charges	(20,666)	(86,003)	(659,216)	(411,107)	(1,094,883)
Other	4,042	12,344	98,528	54,688	41,915

Total net accumulation unit transactions	(50,119)	(298,115)	(1,530,524)	(770,975)	1,077,233

Increase in net assets	103,624	381,154	3,423,252	1,877,129	1,002,381

Net assets, beginning of period	$1,107,413	$2,423,788	$19,011,870	$11,467,659	$8,448,518

Net assets, end of period	$1,211,037	$2,804,942	$22,435,122	$13,344,788	$9,450,899

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio

Net investment (loss) gain	$(253,288)	$219,205	$363,024	$77,342	$(11,795)

Realized and unrealized gain (loss) on investments
Capital gains distributions	6,130,822	—	519,651	163,288	861,030

Net realized gain (loss) from shares sold	1,599,328	(17,748)	3,593,238	40,512	198,252

Net unrealized (depreciation) appreciation on investments	(1,578,183)	(35,441)	12,849,859	(358,323)	157,127

Net realized and unrealized gain (loss) on investments	6,151,967	(53,189)	16,962,748	(154,523)	1,216,409

Increase (decrease) in net assets resulting from operations	5,898,679	166,016	17,325,772	(77,181)	1,204,614

Accumulation unit transactions:
Participant deposits	628,566	200,744	1,968,547	382,519	176,082
Transfers between investment sub-accounts and general account, net	(3,822)	(2,444)	(1,839)	(24,673)	(826)
Transfers between investment subaccounts, net	(298,243)	330,945	(648,547)	594,201	(257,395)
Net surrenders and lapses	(670,213)	(137,183)	(2,347,647)	(267,276)	(266,661)
Contract benefits	(641,830)	(45,081)	(302,215)	(14,144)	(127,374)
Loan collateral interest received	109,057	25,098	301,727	40,201	28,224
Transfers for policy loans	(204,067)	1,367	(354,803)	(29,983)	(28,544)
Contract charges	(808,386)	(170,735)	(2,025,989)	(349,855)	(152,692)
Other	125,682	22,148	323,203	26,643	19,152

Total net accumulation unit transactions	(1,763,256)	224,859	(3,087,563)	357,633	(610,034)

Increase in net assets	4,135,423	390,875	14,238,209	280,452	594,580

Net assets, beginning of period	$27,536,411	$4,556,226	$64,080,229	$5,857,619	$5,147,338

Net assets, end of period	$31,671,834	$4,947,101	$78,318,438	$6,138,071	$5,741,918

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	Fidelity VIP Overseas Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Foreign Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities

Net investment (loss) gain	$(24,377)	$4,259	$18,062	$34	$8,519

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,034,742	41,121	—	24,449	—

Net realized gain (loss) from shares sold	509,534	9,385	(29,979)	17,309	(16,600)

Net unrealized appreciation on investments	890,137	71,622	73,266	201,067	87,318

Net realized and unrealized gain on investments	2,434,413	122,128	43,287	242,825	70,718

Increase in net assets resulting from operations	2,410,036	126,387	61,349	242,859	79,237

Accumulation unit transactions:
Participant deposits	385,940	15,699	77,829	52,234	14,800
Transfers between investment sub-accounts and general account, net	(3,272)	—	(449)	(1,115)	(1,758)
Transfers between investment subaccounts, net	(160,421)	(11,961)	11,351	(40,637)	(9,897)
Net surrenders and lapses	(529,947)	(1,918)	(68,261)	(33,241)	(66,285)
Contract benefits	(165,791)	—	(1,777)	(20,434)	(973)
Loan collateral interest received	63,912	1,098	10,808	6,536	2,223
Transfers for policy loans	(77,479)	1,175	(10,844)	(9,454)	20,011
Contract charges	(381,431)	(15,395)	(54,447)	(50,294)	(15,628)
Other	50,769	2,983	8,590	4,917	2,131

Total net accumulation unit transactions	(817,720)	(8,319)	(27,200)	(91,488)	(55,376)

Increase in net assets	1,592,316	118,068	34,149	151,371	23,861

Net assets, beginning of period	$12,950,948	$397,058	$1,750,766	$971,161	$440,381

Net assets, end of period	$14,543,264	$515,126	$1,784,915	$1,122,532	$464,242

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	Franklin Templeton VIP Mutual Shares Securities	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small-Midcap Growth II	Franklin Templeton VIP US Government	Invesco I.O.V.I Conservative Balanced Fund

Net investment gain (loss)	$17,507	$2,407	$(2,928)	$7,841	$789

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	25,868	52,225	—	8,516

Net realized (loss) gain from shares sold	(14,969)	(25,230)	18,771	(1,781)	1,835

Net unrealized appreciation (depreciation)on investments	147,488	215,102	(29,648)	(16,137)	2,738

Net realized and unrealized gain (loss) on investments	132,519	215,740	41,348	(17,918)	13,089

Increase (decrease) in net assets resulting from operations	150,026	218,147	38,420	(10,077)	13,878

Accumulation unit transactions:
Participant deposits	27,702	40,412	23,156	26,030	5,380
Transfers between investment sub-accounts and general account, net	—	—	4,634	(2,905)	50
Transfers between investment subaccounts, net	(23,091)	(47,564)	(6,201)	53,738	17,457
Net surrenders and lapses	(108,849)	(60,710)	(17,294)	(3,376)	(289)
Contract benefits	—	(940)	—	—	—
Loan collateral interest received	5,419	2,624	2,449	1,313	57
Transfers for policy loans	(4,556)	(2,296)	859	(1,402)	(36)
Contract charges	(30,731)	(37,928)	(15,101)	(31,376)	(4,676)
Other	4,099	4,388	1,258	1,939	743

Total net accumulation unit transactions	(130,007)	(102,014)	(6,240)	43,961	18,686

Increase in net assets	20,019	116,133	32,180	33,884	32,564

Net assets, beginning of period	$846,116	$905,263	$423,898	$397,176	$134,248

Net assets, end of period	$866,135	$1,021,396	$456,078	$431,060	$166,812

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	Invesco I.O.V.I Global Strategic Income Fund	Invesco I.O.V.I Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund

Net investment gain (loss)	$12,894	$(664)	$(11,169)	$(23,926)	$(28,575)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	6,565	134,970	399,170	299,564

Net realized (loss) gain from shares sold	(1,977)	12,387	42,554	81,086	403,053

Net unrealized (depreciation) appreciation on investments	(27,080)	4,352	43,918	(53,612)	(232,141)

Net realized and unrealized (loss) gain on investments	(29,057)	23,304	221,442	426,644	470,476

Decrease (increase) in net assets resulting from operations	(16,163)	22,640	210,273	402,718	441,901

Accumulation unit transactions:
Participant deposits	16,144	8,365	39,070	111,491	188,922
Transfers between investment sub-accounts and general account, net	—	—	(712)	(322)	(108,560)
Transfers between investment subaccounts, net	71,271	(41,936)	(9,602)	146,070	(9,476)
Net surrenders and lapses	(31,246)	—	(13,935)	(157,094)	(381,012)
Contract benefits	(841)	—	(404)	(54,590)	(15,397)
Loan collateral interest received	5,583	2,079	5,963	11,164	9,382
Transfers for policy loans	(6,655)	(1,101)	(8,239)	(12,662)	(7,712)
Contract charges	(17,233)	(5,877)	(37,589)	(104,085)	(93,237)
Other	1,720	473	5,932	18,810	14,229

Total net accumulation unit transactions	38,743	(37,997)	(19,516)	(41,218)	(402,861)

Increase (decrease) in net assets	22,580	(15,357)	190,757	361,500	39,040

Net assets, beginning of period	$369,961	$121,604	$1,158,501	$3,506,795	$3,248,431

Net assets, end of period	$392,541	$106,247	$1,349,258	$3,868,295	$3,287,471

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	JP Morgan Insurance Trust Small Cap Core Portfolio	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio	Morgan Stanley Investment Funds Emerging Markets Equity Portfolio	Morgan Stanley Investment Funds US Real Estate Portfolio	Neuberger Berman Trust Mid Cap Growth Class S

Net investment (loss) gain	$(4,394)	$120,264	$6,412	$1,628	$(6,136)

Realized and unrealized gain (loss) on investments
Capital gains distributions	39,552	203,424	—	—	100,969

Net realized gain (loss) from shares sold	66,049	(8,769)	37,912	1,185	50,585

Net unrealized appreciation (depreciation) on investments	205,989	(327,450)	(10,287)	25,281	(48,859)

Net realized and unrealized gain (loss) on investments	311,590	(132,795)	27,625	26,466	102,695

Increase (decrease) in net assets resulting from operations	307,196	(12,531)	34,037	28,094	96,559

Accumulation unit transactions:
Participant deposits	49,989	31,025	9,877	—	25,371
Transfers between investment sub-accounts and general account, net	(196)	—	—	—	(369)
Transfers between investment subaccounts, net	(92,432)	575,080	(28,955)	(3,731)	(20,449)
Net surrenders and lapses	(116,470)	(93,805)	(20,284)	—	(45,729)
Contract benefits	—	—	—	—	(5,279)
Loan collateral interest received	6,492	—	198	—	2,333
Transfers for policy loans	(9,688)	—	(211)	—	(3,328)
Contract charges	(64,221)	(30,509)	(8,865)	(198)	(20,674)
Other	8,096	(225)	(1)	—	3,879

Total net accumulation unit transactions	(218,430)	481,566	(48,241)	(3,929)	(64,245)

Increase (decrease) in net assets	88,766	469,035	(14,204)	24,165	32,314

Net assets, beginning of period	$1,546,420	$2,796,715	$930,767	$71,965	$818,461

Net assets, end of period	$1,635,186	$3,265,750	$916,563	$96,130	$850,775

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	Neuberger Berman Trust Mid Cap Growth Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio

Net investment (loss) gain	$(5,912)	$52,487	$(9,518)	$(25,863)	$34,026

Realized and unrealized gain (loss) on investments
Capital gains distributions	89,739	—	54,523	385,412	409,387

Net realized gain (loss) from shares sold	25,474	(6,738)	34,118	244,570	176,845

Net unrealized (depreciation) appreciation on investments	(17,810)	(49,100)	484,497	(88,508)	586,437

Net realized and unrealized gain (loss) on investments	97,403	(55,838)	573,138	541,474	1,172,669

Increase (decrease) in net assets resulting from operations	91,491	(3,351)	563,620	515,611	1,206,695

Accumulation unit transactions:
Participant deposits	25,928	106,498	79,743	134,306	186,513
Transfers between investment sub-accounts and general account, net	4,539	(9,198)	(5,122)	(930)	(2,090)
Transfers between investment subaccounts, net	(8,362)	448,646	(27,289)	19,562	(293,749)
Net surrenders and lapses	(19,596)	(124,332)	(25,662)	(120,968)	(165,521)
Contract benefits	—	(2,474)	(15,571)	(6,617)	(28,339)
Loan collateral interest received	2,359	20,297	5,389	12,075	22,886
Transfers for policy loans	8,708	(1,906)	(13,908)	1,404	(10,856)
Contract charges	(17,934)	(112,338)	(72,083)	(102,446)	(193,814)
Other	3,280	13,436	12,189	14,915	26,434

Total net accumulation unit transactions	(1,078)	338,629	(62,314)	(48,699)	(458,536)

Increase in net assets	90,413	335,278	501,306	466,912	748,159

Net assets, beginning of period	$763,094	$2,528,841	$2,517,899	$3,046,989	$5,088,931

Net assets, end of period	$853,507	$2,864,119	$3,019,205	$3,513,901	$5,837,090

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	T Rowe Price Health Sciences Portfolio	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock

Net investment (loss) gain	$(27,130)	$1,607	$(41,355)	$111,766	$(113,598)

Realized and unrealized gain (loss) on investments
Capital gains distributions	194,417	140,831	81,090	36,346	1,425,628

Net realized gain (loss) from shares sold	222,548	11,157	59,564	41,846	(1,717,780)

Net unrealized (depreciation) appreciation on investments	(35,577)	(25,248)	874,138	(309,055)	10,716,081

Net realized and unrealized gain (loss) on investments	381,388	126,740	1,014,792	(230,863)	10,423,929

Increase (decrease) in net assets resulting from operations	354,258	128,347	973,437	(119,097)	10,310,331

Accumulation unit transactions:
Participant deposits	75,521	51,646	191,052	280,133	1,275,226
Transfers between investment sub-accounts and general account, net	277	—	(1,553)	(2,202)	(1,230)
Transfers between investment subaccounts, net	16,505	4,172	909,935	979,287	(1,287,026)
Net surrenders and lapses	(78,757)	(57,385)	(195,691)	(320,883)	(2,346,104)
Contract benefits	(306,757)	—	(129,461)	(42,735)	(493,503)
Loan collateral interest received	7,043	1,670	17,066	38,990	176,968
Transfers for policy loans	2,629	(1,786)	(21,015)	(16,418)	(272,286)
Contract charges	(89,869)	(44,855)	(234,049)	(285,394)	(1,455,044)
Other	16,841	7,137	30,583	31,380	173,889

Total net accumulation unit transactions	(356,567)	(39,401)	566,867	662,158	(4,229,110)

(Decrease) increase in net assets	(2,309)	88,946	1,540,304	543,061	6,081,221

Net assets, beginning of period	$3,072,255	$1,437,298	$5,846,868	$6,141,988	$39,467,109

Net assets, end of period	$3,069,946	$1,526,244	$7,387,172	$6,685,049	$45,548,330

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2021

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Global Resources Fund (3)	Van Eck VIPT Unconstrained Emerging Markets

Net investment (loss) gain	$(235,703)	$5,627	$(6,203)	$51,808

Realized and unrealized gain (loss) on investments
Capital gains distributions	605,014	47,187	—	—

Net realized gain (loss) from shares sold	763,070	33,065	44,804	(10,942)

Net unrealized appreciation (depreciation) on investments	5,486,661	(352,384)	231,566	(98,195)

Net realized and unrealized gain (loss) on investments	6,854,745	(272,132)	276,370	(109,137)

Increase (decrease) in net assets resulting from operations	6,619,042	(266,505)	270,167	(57,329)

Accumulation unit transactions:
Participant deposits	1,015,557	88,285	89,448	51,608
Transfers between investment sub-accounts and general account, net	(6,505)	798	864	(1,466)
Transfers between investment subaccounts, net	(1,752,292)	225,947	(139,525)	172,957
Net surrenders and lapses	(1,255,282)	(57,683)	(52,822)	(50,376)
Contract benefits	(741,645)	(8,081)	(9,047)	(1,034)
Loan collateral interest received	121,659	8,364	6,155	7,555
Transfers for policy loans	(251,852)	2,003	3,583	(869)
Contract charges	(1,140,757)	(70,793)	(91,692)	(56,961)
Other	111,389	8,389	7,517	5,560

Total net accumulation unit transactions	(3,899,728)	197,229	(185,519)	126,974

Increase (decrease) in net assets	2,719,314	(69,276)	84,648	69,645

Net assets, beginning of period	$30,102,483	$2,023,722	$1,528,861	$1,115,086

Net assets, end of period	$32,821,797	$1,954,446	$1,613,509	$1,184,731

(3)	On May 1, 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 1 – NATURE OF OPERATIONS

National Variable Life Insurance Account (the “Variable” Account) began operations on March 11, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable life insurance products. Equity Services, Inc., a controlled affiliate of National Life, is the principal underwriter for the variable life insurance policies issued by National Life.

National Life maintains four products within the Variable Account. The VariTrak product was established on March 11, 1996 and is used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as VariTrak. On May 1, 1998, National Life established the Estate Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Estate Provider. On February 12, 1999, National Life established the Benefit Provider product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Benefit Provider. On December 23, 2008, National Life established the Investor Select product to be used exclusively for National Life’s flexible premium variable universal life insurance products known collectively as Investor Select. Effective January 1, 2009, National Life no longer offers new issues of VariTrak, Estate Provider, Investor Select and Benefit Provider products.

The Variable Account invests the accumulated policyholder policy values in shares of mutual fund portfolios within AB VPS, Alger, Allspring VT, American Century VP, BNY Mellon, DWS, Fidelity VIP, Franklin Templeton VIP, Invesco I.O.V.I., Invesco V.I., JP Morgan Insurance Trust, Morgan Stanley Investment Funds, Neuberger Berman Trust,T. Rowe Price, Touchstone TVST, and Van Eck VIPT. Net premiums received by the Variable Account are deposited in the portfolios as designated by the policyholder. Policyholders may also direct the allocations of their policy value to a declared interest account (within the General Account of National Life) and may transfer policy value between the portfolios within the Variable Account and the declared interest account.

There are 64 sub-accounts within the Variable Account as of December 31, 2022. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated policyholder policy values of the underlying variable universal life insurance policies investing in the sub-account. The portfolios consist of the following:

AB VPS Growth and Income Fund	Franklin Templeton VIP Foreign Securities
AB VPS Sustainable International Thematic Portfolio	Franklin Templeton VIP Global Real Estate
AB VPS International Value Fund	Franklin Templeton VIP Mutual Global Discovery Securities
AB VPS Small Midcap Value Fund	Franklin Templeton VIP Mutual Shares Securities
Alger Capital Appreciation Fund	Franklin Templeton VIP Small Cap Value
Alger Large Cap Growth Fund	Franklin Templeton VIP Small-Midcap Growth II
Alger Small Cap Growth Fund	Franklin Templeton VIP US Government
Allspring VT Discovery Fund	Invesco I.O.V.I Conservative Balanced Fund
Allspring VT Opportunity Fund	Invesco I.O.V.I Global Strategic Income Fund
American Century VP Disciplined Core Value Fund	Invesco I.O.V.I Main Street Small Cap Fund
American Century VP Inflation Protection Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund
American Century VP Inflation Protection Portfolio II	Invesco V.I. Health Care Fund
American Century VP International Portfolio	Invesco V.I. Technology Fund
American Century VP Ultra Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio
American Century VP Value Portfolio	Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio
BNY Mellon Appreciation Portfolio	Morgan Stanley Investment Funds Emerging Markets Equity Portfolio
BNY Mellon Opportunistic Small Cap Portfolio	Morgan Stanley Investment Funds US Real Estate Portfolio
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Neuberger Berman Trust Mid Cap Growth Class S
DWS CROCI® US VIP	Neuberger Berman Trust Mid Cap Growth Portfolio
DWS Equity 500 Index VIP Fund	Neuberger Berman Trust Short Duration Bond Portfolio

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 1 – NATURE OF OPERATIONS

DWS Small Cap Index Fund	Neuberger Berman Trust Sustainable Equity Portfolio
DWS Small Mid Cap Value Portfolio	T Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Contrafund Class 2 Portfolio	T Rowe Price Equity Income Portfolio
Fidelity VIP Equity Income Portfolio	T Rowe Price Health Sciences Portfolio
Fidelity VIP Government Money Market Portfolio	T Rowe Price Moderate Allocation
Fidelity VIP Growth Portfolio	Touchstone TVST Balanced
Fidelity VIP High Income Portfolio	Touchstone TVST Bond
Fidelity VIP Index 500 II Portfolio	Touchstone TVST Common Stock
Fidelity VIP Investment Grade Bond Portfolio	Touchstone TVST Small Company
Fidelity VIP Mid Cap Class 2 Portfolio	Van Eck VIPT Emerging Markets
Fidelity VIP Overseas Portfolio	Van Eck VIPT Global Resources Fund
Fidelity VIP Value Strategies Portfolio	Van Eck VIPT Unconstrained Emerging Markets

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

On May 1, 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund. On December 6, 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.

On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund. On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund. On May 1, 2020, the BNY Mellon Quality Bond Portfolio was liquidated.

On April 26, 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund and on April 30, 2019, the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio. On May 24, 2019, the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I Funds. On June 3, 2019, the Dreyfus VIF Appreciation Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio, and Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. were renamed BNY Mellon Appreciation Portfolio, BNY Mellon Opportunistic Small Cap Portfolio, and BNY Mellon Sustainable U.S. Equity Portfolio, Inc., respectively. On April 24, 2019, the T Rowe Price Personal Strategy Balanced Fund was renamed T Rowe Price Moderate Allocation Fund.

On May 1, 2018, the Invesco V.I. Global Health Care Fund was renamed Invesco V.I. Health Care Fund and the Neuberger Berman Trust Socially Responsive Portfolio was renamed Neuberger Berman Trust Sustainable Equity Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements:

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2022, none of the Variable Account investments are considered Level 3.

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. During 2022, there were no transfers between levels. The change in the difference between cost and market value during 2022, is reflected as unrealized appreciation (depreciation) in the Statements of Operations.

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

Loans

Policyholders may obtain loans after the first policy year as outlined in the variable life insurance policy and variable universal life insurance policy. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Policyholder Transactions

Policyholders may allocate amounts in their policy value to the Variable Account and to the guaranteed interest account of National Life’s General Account. Participant deposits are reduced by applicable deductions, charges and state premium taxes. Transfers between the Variable Account and the guaranteed interest account, net, are amounts that policyholders have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to policyholders and beneficiaries made under the terms of the policies and amounts that policyholders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for policy benefits and terminations. Included in policy charges are administrative, cost of insurance, and other variable charges deducted monthly from the policies.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC). Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account. Based on this, no Federal income tax provision is required. National Life will review periodically the status of this policy in the event of changes in the tax law.

Subsequent Events

National Life considers events occurring after the balance sheet date through the date of this report to be subsequent events requiring disclosure. On May 1, 2023, the JPMorgan Insurance Trust Small Cap Core Portfolio was acquired by Lincoln and substantially all assets and liabilities were transferred to the Lincoln Variable Insurance Products Trust (LVIP) JPMorgan Small Cap Core Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 3 – CHARGES AND EXPENSES

The following tables describe the fees and expenses assessed when buying, owning and surrendering a Policy within each product of the Variable Account. Such charges reimburse National Life for the insurance, other benefits provided, policy administration and its assumption of mortality and expense risks. The mortality risk assumed is that the insured under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Charges and Deductions – VariTrak Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Tax Charge	Upon receipt of premium payment	3.25% of each premium payment (2.0% for qualified employee benefit plans)	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years, or 15 Policy Years following an increase in Face Amount	$0 - $2 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Deferred Sales Charge	Upon surrender or lapse of the Policy during the first 15 Policy Years or following an increase in Face Amount	$1.10 to $37.75 per $1000 of initial or increased Face Amount	Deducted from Accumulated Value upon Surrender or Lapse
Withdrawal Fees	Upon making a withdrawal	Lesser of 2% of amount withdrawn or $25	Deducted from Withdrawal Amount
Transfer Fees	Upon making a transfer	$25 per transfer in excess of 5 transfers in any one Policy Year	Deducted from Transfer Amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender, or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Unit Liquidation from Policy Value
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of Policy	Unit liquidation from Policy Value
Mortality and Expense Risk Fees	Deducted Daily	Annual rate of 0.90% of the average daily net assets of each subaccount of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Administrative Fees	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 per month, plus $0.07 per $1000 of Face Amount	Unit liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Investor Select Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	6.00% of each premium payment	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse of the Policy during the first 10 Policy Years or following an increase in Face Amount	Varies based on the characteristics of the insureds	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Policy Value Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.04% of Accumulated Value	Unit Liquidation from Policy Value
Policy Fee	On the Date of Issue of the Policy and on each Monthly Policy Date until the Insured reaches Attained Age 121	$7.50 per month	Unit Liquidation from Policy Value
Expense Charge	On the Date of Issue of the Policy and on each Monthly Policy Date during the first 10 Policy Years, and for 10 years, following an increase in the Face Amount	Varies based on the face amount of the policy at issue, age of the insureds and other factors	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	$25 per withdrawal	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	0% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 per report	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Estate Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Premium Expense Charge	Upon receipt of Premium Payment	7.40% - 10.40% depending on Policy Year	Deducted from Premium Payment
Surrender Charge	Upon surrender or lapse before the end of Policy Year 10, or the ten years after an increase in the Basic Coverage	Based on Joint Age at issue or time of increase; Level up to 5 years, declines thereafter each month by 1/60 of initial surrender charge	Deducted from Accumulated Value upon Surrender or Lapse
Cost of Insurance Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on Net amount at Risk, age of the insureds and other factors	Unit Liquidation from Policy Value
Variable Account Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	0.75% - 0.90% in Policy Years 1 - 10	Unit Liquidation from Policy Value
Administrative Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$7.50 - $15.00 per month plus $0.08 to $0.09 per $1000 of basic coverage	Unit Liquidation from Policy Value
Withdrawal Charge	Upon making a Withdrawal	The lesser of 2% of the Withdrawal amount or $25	Deducted from the Withdrawal amount
Transfer Charge	Upon making a Transfer	$25 per transfer in excess of 12 transfers in any one Policy Year	Deducted from the Transfer amount
Loan Interest Spread	At the end of each Policy Year, or upon death, surrender or lapse, if earlier	1.3% - 2% annually of amount held as Collateral	Unit Liquidation from Policy Value
Projection Report Charge	At the time Report is requested	$25 maximum in New York, no maximum elsewhere	Pro-Rata Unit Liquidation from Policy Value
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit Liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 3 – CHARGES AND EXPENSES

Charges and Deductions – Benefit Provider Product
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Distribution Charge	Upon receipt of Premium Payment	5% - 15% of Premiums paid during the Policy Year up to the Target Premium, plus 0.5% - 2.5% of Premiums paid in excess of the Target Premium, depending on the Policy Year	Deducted from Premium Payment
Premium Tax Charge	Upon receipt of Premium Payment	Amount varies by State, and may range from 2% to as high as 12% in certain jurisdictions in Kentucky	Deducted from Premium Payment
Cost of Insurance	On the Date of Issue of the Policy and on each Monthly Policy Date	Varies based on age of Insured and Duration of the Policy	Unit liquidation from Policy Value
Policy Administration Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	Currently $5.50 per month; Guaranteed not to exceed $8.00 per month	Unit liquidation from Policy Value
Underwriting Charge	On the Date of Issue of the Policy and on each Monthly Policy Date	$1.67 per month in Policy Year 1, and $3.75 per month in Policy Years 2 – 5	Unit liquidation from Policy Value
Mortality and Expense Risk Charge	Deducted Daily	Annual rate of 0% - 0.22% of the average daily net assets of each sub-account of the Variable Account; Guaranteed not to exceed Annual rate of 0.60%	Deducted from sub-accounts as a reduction in Unit Value
Variable Account Administration Charge	Deducted Daily	Annual Rate of 0.10% during the first 20 Policy Years, and annual rate of 0.07% thereafter	Deducted from sub-accounts as a reduction in Unit Value
Transfer Charge	Upon making a Transfer	$25 per Transfer in excess of 12 transfers in any one Policy Year	Deducted from Transfer amount
Riders	On the Date of Issue of the Policy and on each Monthly Policy Date	Amount varies depending on the specifics of the Policy	Unit liquidation from Policy Value

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 4 – INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2022 are set forth below:

Portfolio	Shares	Cost
AB VPS Growth and Income Fund	2,519	$74,136
AB VPS Sustainable International Thematic Portfolio (1)	16,563	$354,054
AB VPS International Value Fund	202,499	$2,797,833
AB VPS Small Midcap Value Fund	96,330	$1,651,280
Alger Capital Appreciation Fund	44,442	$3,586,354
Alger Large Cap Growth Fund	333,599	$21,932,323
Alger Small Cap Growth Fund	473,419	$10,977,511
Allspring VT Discovery Fund	413,257	$10,989,333
Allspring VT Opportunity Fund	217,101	$5,412,006
American Century VP Disciplined Core Value Fund	546,695	$4,942,975
American Century VP Inflation Protection Portfolio	116,407	$1,214,969
American Century VP Inflation Protection Portfolio II	10,622	$101,437
American Century VP International Portfolio	465,921	$4,986,540
American Century VP Ultra Portfolio	10,133	$202,472
American Century VP Value Portfolio	713,000	$7,061,854
BNY Mellon Appreciation Portfolio	24,480	$932,744
BNY Mellon Opportunistic Small Cap Portfolio	5,039	$219,655
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	7,626	$284,221
DWS CROCI® US VIP	23,890	$336,841
DWS Equity 500 Index VIP Fund	54,382	$1,504,066
DWS Small Cap Index Fund	73,996	$1,089,058
DWS Small Mid Cap Value Portfolio	170,376	$2,168,008
Fidelity VIP Contrafund Class 2 Portfolio	418,194	$14,965,708
Fidelity VIP Equity Income Portfolio	495,054	$11,051,850
Fidelity VIP Government Money Market Portfolio	8,261,219	$8,261,219
Fidelity VIP Growth Portfolio	317,402	$22,300,338
Fidelity VIP High Income Portfolio	920,397	$4,908,273
Fidelity VIP Index 500 II Portfolio	161,368	$34,694,873
Fidelity VIP Investment Grade Bond Portfolio	469,846	$6,053,028
Fidelity VIP Mid Cap Class 2 Portfolio	137,161	$4,726,823
Fidelity VIP Overseas Portfolio	503,861	$10,375,045
Fidelity VIP Value Strategies Portfolio	33,771	$469,593
Franklin Templeton VIP Foreign Securities	135,837	$1,824,832
Franklin Templeton VIP Global Real Estate	72,825	$1,051,057
Franklin Templeton VIP Mutual Global Discovery Securities	23,395	$414,387
Franklin Templeton VIP Mutual Shares Securities	44,891	$760,242
Franklin Templeton VIP Small Cap Value	72,745	$1,053,030
Franklin Templeton VIP Small-Midcap Growth II	31,194	$408,522
Franklin Templeton VIP US Government	28,578	$343,830
Invesco I.O.V.I Conservative Balanced Fund	9,784	$156,322

(1)	On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 4 – INVESTMENTS

Portfolio	Shares	Cost
Invesco I.O.V.I Global Strategic Income Fund	80,233	$393,063
Invesco I.O.V.I Main Street Small Cap Fund	3,970	$90,863
Invesco V.I. Discovery Mid Cap Growth Fund	17,378	$1,265,463
Invesco V.I. Health Care Fund	127,979	$3,606,805
Invesco V.I. Technology Fund	166,435	$3,437,193
JP Morgan Insurance Trust Small Cap Core Portfolio	71,677	$1,468,045
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio	312,558	$3,359,366
Morgan Stanley Investment Funds Emerging Markets Equity Portfolio	64,640	$921,575
Morgan Stanley Investment Funds US Real Estate Portfolio	5,223	$69,931
Neuberger Berman Trust Mid Cap Growth Class S	33,518	$815,297
Neuberger Berman Trust Mid Cap Growth Portfolio	26,830	$753,849
Neuberger Berman Trust Short Duration Bond Portfolio	242,472	$2,556,990
Neuberger Berman Trust Sustainable Equity Portfolio	86,528	$2,288,721
T Rowe Price Blue Chip Growth Portfolio	81,319	$2,578,540
T Rowe Price Equity Income Portfolio	175,161	$4,665,374
T Rowe Price Health Sciences Portfolio	48,606	$2,185,676
T Rowe Price Moderate Allocation	70,253	$1,459,719
Touchstone TVST Balanced	604,057	$7,468,416
Touchstone TVST Bond	632,049	$6,192,218
Touchstone TVST Common Stock	3,680,675	$36,023,749
Touchstone TVST Small Company	2,275,408	$31,440,679
Van Eck VIPT Emerging Markets	191,992	$2,339,239
Van Eck VIPT Global Resources Fund	47,233	$925,197
Van Eck VIPT Unconstrained Emerging Markets	144,720	$1,201,927

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2022 are set forth below:

Portfolio	Purchases	Sales Proceeds
AB VPS Growth and Income Fund	$27,033	$15,291
AB VPS Sustainable International Thematic Portfolio (1)	$95,095	$27,092
AB VPS International Value Fund	$381,274	$407,489
AB VPS Small Midcap Value Fund	$431,852	$338,085
Alger Capital Appreciation Fund	$595,595	$291,380
Alger Large Cap Growth Fund	$3,965,981	$2,327,911
Alger Small Cap Growth Fund	$2,556,494	$1,462,652
Allspring VT Discovery Fund	$3,497,791	$659,806
Allspring VT Opportunity Fund	$1,738,293	$997,718
American Century VP Disciplined Core Value Fund	$1,322,307	$434,748
American Century VP Inflation Protection Portfolio	$243,660	$186,213
American Century VP Inflation Protection Portfolio II	$107,440	$102,751
American Century VP International Portfolio	$1,508,660	$486,310
American Century VP Ultra Portfolio	$44,964	$26,327
American Century VP Value Portfolio	$1,815,846	$1,445,898
BNY Mellon Appreciation Portfolio	$309,391	$91,302
BNY Mellon Opportunistic Small Cap Portfolio	$62,792	$17,953
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$46,501	$42,953
DWS CROCI® US VIP	$37,156	$46,323
DWS Equity 500 Index VIP Fund	$1,619,454	$1,533,424
DWS Small Cap Index Fund	$413,376	$318,353
DWS Small Mid Cap Value Portfolio	$220,930	$375,758
Fidelity VIP Contrafund Class 2 Portfolio	$2,431,705	$2,263,360
Fidelity VIP Equity Income Portfolio	$1,178,709	$1,581,698
Fidelity VIP Government Money Market Portfolio	$31,891,727	$33,081,407
Fidelity VIP Growth Portfolio	$3,339,443	$2,648,057
Fidelity VIP High Income Portfolio	$525,408	$643,025
Fidelity VIP Index 500 II Portfolio	$4,832,007	$7,174,234
Fidelity VIP Investment Grade Bond Portfolio	$1,122,612	$992,695
Fidelity VIP Mid Cap Class 2 Portfolio	$602,628	$696,545
Fidelity VIP Overseas Portfolio	$1,858,278	$1,697,377
Fidelity VIP Value Strategies Portfolio	$65,742	$30,837
Franklin Templeton VIP Foreign Securities	$228,747	$179,586
Franklin Templeton VIP Global Real Estate	$245,115	$149,090
Franklin Templeton VIP Mutual Global Discovery Securities	$75,141	$75,052
Franklin Templeton VIP Mutual Shares Securities	$149,824	$169,561
Franklin Templeton VIP Small Cap Value	$318,936	$136,560
Franklin Templeton VIP Small-Midcap Growth II	$336,068	$185,644
Franklin Templeton VIP US Government	$49,494	$140,837
Invesco I.O.V.I Conservative Balanced Fund	$18,716	$10,849

(1)	On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Portfolio	Purchases	Sales Proceeds
Invesco I.O.V.I Global Strategic Income Fund	$37,168	$57,822
Invesco I.O.V.I Main Street Small Cap Fund	$23,855	$11,735
Invesco V.I. Discovery Mid Cap Growth Fund	$422,564	$89,429
Invesco V.I. Health Care Fund	$681,632	$366,792
Invesco V.I. Technology Fund	$1,528,325	$403,865
JP Morgan Insurance Trust Small Cap Core Portfolio	$396,461	$135,756
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio	$719,015	$723,925
Morgan Stanley Investment Funds Emerging Markets Equity Portfolio	$332,918	$163,598
Morgan Stanley Investment Funds US Real Estate Portfolio	$87,816	$72,634
Neuberger Berman Trust Mid Cap Growth Class S	$242,548	$42,996
Neuberger Berman Trust Mid Cap Growth Portfolio	$195,029	$75,543
Neuberger Berman Trust Short Duration Bond Portfolio	$299,196	$609,666
Neuberger Berman Trust Sustainable Equity Portfolio	$402,898	$297,694
T Rowe Price Blue Chip Growth Portfolio	$614,600	$220,398
T Rowe Price Equity Income Portfolio	$662,044	$1,269,309
T Rowe Price Health Sciences Portfolio	$226,743	$311,027
T Rowe Price Moderate Allocation	$118,507	$68,652
Touchstone TVST Balanced	$1,859,092	$557,866
Touchstone TVST Bond	$698,946	$829,394
Touchstone TVST Common Stock	$9,909,515	$7,215,509
Touchstone TVST Small Company	$10,371,718	$4,176,328
Van Eck VIPT Emerging Markets	$739,875	$198,235
Van Eck VIPT Global Resources Fund	$175,605	$573,469
Van Eck VIPT Unconstrained Emerging Markets	$142,915	$162,009

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2022 are set forth below:

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

AB VPS Growth and Income Fund	4,607.39	842.88	—	—	148.46	118.65	—	—	79.93	(131.36)	—	—	(221.83)	(25.57)	—	—	4,613.95	804.60	—	—
AB VPS Sustainable International Thematic Portfolio (1)	6,701.81	3,111.73	1,364.13	—	306.38	128.11	46.87	—	670.38	166.55	182.33	—	(250.88)	(325.07)	(15.90)	—	7,427.69	3,081.32	1,577.43	—
AB VPS International Value Fund	138,598.64	19,939.70	10,504.25	—	5,074.16	1,123.57	145.41	—	(186.88)	(720.79)	485.92	—	(11,821.67)	(1,356.33)	(264.12)	—	131,664.25	18,986.15	10,871.46	—
AB VPS Small Midcap Value Fund	32,079.33	2,791.61	2,708.86	—	1,247.84	146.28	29.75	—	(1,525.74)	(137.61)	(146.05)	—	(2,601.60)	(280.01)	(61.06)	—	29,199.83	2,520.27	2,531.50	—
Alger Capital Appreciation Fund	48,015.59	1,523.45	1,068.84	9,648.84	1,929.10	132.11	2.26	169.41	3,753.66	80.47	—	(2,089.50)	(2,337.24)	(84.81)	(26.70)	(880.44)	51,361.11	1,651.22	1,044.40	6,848.31
Alger Large Cap Growth Fund	217,716.45	6,144.95	18,170.91	3,249.98	7,747.58	523.31	372.45	15.19	17,448.74	1,034.64	2,928.20	(268.60)	(13,727.60)	(633.49)	(559.36)	(112.87)	229,185.17	7,069.41	20,912.20	2,883.70
Alger Small Cap Growth Fund	178,533.67	435.87	167.98	1,688.59	3,569.35	52.54	3.29	21.73	8,774.32	(14.24)	—	(859.77)	(11,306.56)	(38.08)	(2.30)	(126.38)	179,570.78	436.09	168.97	724.17
Allspring VT Discovery Fund	132,216.33	—	8,290.80	409.51	4,158.44	—	58.79	8.66	5,510.75	—	102.41	—	(6,630.67)	—	(347.51)	(3.16)	135,254.85	—	8,104.49	415.01
Allspring VT Opportunity Fund	51,492.67	—	10,561.71	9,289.00	1,513.25	—	174.84	73.22	(32.67)	—	42.67	(649.11)	(3,562.97)	—	(29.81)	(281.36)	49,410.28	—	10,749.41	8,431.75
American Century VP Disciplined Core Value Fund	105,710.26	—	6,624.81	2,349.87	3,733.94	—	128.52	96.61	(2,410.73)	—	(54.00)	(1,572.28)	(4,497.08)	—	(216.94)	(627.94)	102,536.39	—	6,482.39	246.26
American Century VP Inflation Protection Portfolio	57,617.65	972.69	9,937.19	—	4,008.15	77.67	48.58	—	816.21	781.11	(60.37)	—	(5,436.48)	(57.32)	(163.73)	—	57,005.53	1,774.15	9,761.67	—
American Century VP Inflation Protection Portfolio II	—	—	—	56,601.49	—	—	—	—	—	—	—	—	—	—	—	(638.43)	—	—	—	55,963.06
American Century VP International Portfolio	152,123.09	8,689.60	12,251.58	—	6,835.98	677.85	110.56	—	14,804.58	1,071.11	1,365.07	—	(10,650.67)	(665.78)	(127.13)	—	163,112.98	9,772.78	13,600.08	—
American Century VP Ultra Portfolio	3,487.90	—	929.71	—	131.58	—	—	—	(117.88)	—	34.51	—	(116.07)	—	4.44	—	3,385.53	—	968.66	—
American Century VP Value Portfolio	150,358.53	2,689.16	12,106.94	11,910.26	4,635.63	288.10	131.30	81.83	(9,798.17)	123.62	(1,283.91)	6,418.82	(6,871.16)	(217.13)	(239.97)	(497.75)	138,324.83	2,883.75	10,714.36	17,913.16
BNY Mellon Appreciation Portfolio	18,739.25	—	1,254.35	—	915.00	—	—	—	(185.15)	—	(56.33)	—	(1,049.13)	—	5.90	—	18,419.97	—	1,203.92	—
BNY Mellon Opportunistic Small Cap Portfolio	8,083.89	—	—	—	506.88	—	—	—	(28.29)	—	—	—	(302.75)	—	—	—	8,259.73	—	—	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	13,649.75	—	41.41	—	441.06	—	—	—	(519.03)	—	—	—	(687.96)	—	(5.72)	—	12,883.82	—	35.69	—
DWS CROCI® US VIP	19,103.84	—	222.80	—	660.97	—	3.03	—	2.60	—	(20.52)	—	(1,448.32)	—	(0.99)	—	18,319.09	—	204.32	—
DWS Equity 500 Index VIP Fund	—	—	—	22,275.59	—	—	—	1,987.23	—	—	—	(1,404.47)	—	—	—	(458.93)	—	—	—	22,399.42
DWS Small Cap Index Fund	17,069.54	1,417.79	—	4,724.75	372.65	60.34	—	60.55	(1,914.91)	(8.32)	—	638.15	(254.26)	(25.43)	—	(511.44)	15,273.02	1,444.38	—	4,912.01
DWS Small Mid Cap Value Portfolio	62,928.02	5,022.85	5,672.46	—	2,569.40	410.05	68.59	—	(1,801.76)	(671.73)	(381.62)	—	(5,145.89)	(253.32)	(61.27)	—	58,549.77	4,507.85	5,298.16	—
Fidelity VIP Contrafund Class 2 Portfolio	171,589.06	4,125.53	28,852.75	—	5,077.63	164.39	418.46	—	2,086.00	23.76	843.41	—	(14,650.28)	(155.56)	(604.19)	—	164,102.41	4,158.12	29,510.43	—
Fidelity VIP Equity Income Portfolio	100,653.96	459.06	2,473.67	—	2,761.87	30.01	26.23	—	(4,650.00)	(36.17)	(238.94)	—	(5,363.96)	(22.05)	(22.82)	—	93,401.87	430.85	2,238.14	—
Fidelity VIP Government Money Market Portfolio	574,805.74	13,868.08	87,964.97	342,275.43	47,422.28	1,958.40	2,550.43	917.43	61,295.70	7,394.70	(2,326.17)	54,411.60	(173,093.84)	(10,400.64)	(5,192.06)	(284,578.91)	510,429.88	12,820.54	82,997.17	113,025.55
Fidelity VIP Growth Portfolio	120,402.84	519.03	27,460.47	—	2,792.35	46.15	227.71	—	(448.05)	(1.03)	428.92	—	(8,111.91)	(17.96)	(397.14)	—	114,635.23	546.19	27,719.96	—
Fidelity VIP High Income Portfolio	74,246.14	1,227.19	14,732.36	—	3,188.20	61.18	158.38	—	(3,464.69)	(66.78)	(876.74)	—	(4,636.96)	(174.78)	(218.09)	—	69,332.69	1,046.81	13,795.91	—
Fidelity VIP Index 500 II Portfolio	425,930.29	41,413.64	233,574.05	—	10,519.86	695.96	4,413.88	—	(1,248.21)	(147.54)	(428.84)	—	(27,636.63)	(1,580.63)	(22,343.85)	—	407,565.31	40,381.43	215,215.24	—

(1) On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

Fidelity VIP Investment Grade Bond Portfolio	226,891.90	3,643.06	24,541.17	77,533.80	18,273.45	160.46	1,969.92	1,129.74	(5,642.65)	(119.15)	(1,485.44)	(8,701.81)	(22,600.74)	(167.09)	(591.22)	(2,576.26)	216,921.96	3,517.28	24,434.43	67,385.47
Fidelity VIP Mid Cap Class 2 Portfolio	91,193.89	3,637.72	7,332.95	—	3,136.44	221.00	38.40	—	(5,126.07)	(198.91)	(185.43)	—	(5,291.74)	(292.55)	(118.22)	—	83,912.52	3,367.26	7,067.70	—
Fidelity VIP Overseas Portfolio	176,702.46	11,879.48	17,457.62	451,724.79	4,439.28	550.29	195.99	4,604.49	2,392.67	222.11	635.59	25,367.26	(7,822.71)	(814.26)	(600.72)	(15,374.00)	175,711.70	11,837.62	17,688.48	466,322.54
Fidelity VIP Value Strategies Portfolio	5,915.67	424.59	1,677.49	—	112.48	27.91	—	—	197.34	112.81	—	—	(198.13)	(13.55)	(75.91)	—	6,027.36	551.76	1,601.58	—
Franklin Templeton VIP Foreign Securities	85,370.87	1,393.50	10,460.92	—	6,485.73	79.36	51.95	—	552.20	(3.79)	273.51	—	(6,280.50)	(113.63)	(76.05)	—	86,128.30	1,355.44	10,710.33	—
Franklin Templeton VIP Global Real Estate	48,875.66	—	424.72	—	3,965.23	—	—	—	3,478.01	—	27.65	—	(6,194.03)	—	0.13	—	50,124.87	—	452.50	—
Franklin Templeton VIP Mutual Global Discovery Securities	15,838.47	531.74	147.65	—	432.60	54.99	—	—	(620.18)	(45.33)	—	—	(1,119.80)	(23.98)	(14.48)	—	14,531.09	517.42	133.17	—
Franklin Templeton VIP Mutual Shares Securities	25,802.73	1,715.31	4,108.96	—	952.50	55.12	0.49	—	(817.50)	(52.83)	—	—	(4,853.95)	(42.93)	(0.17)	—	21,083.78	1,674.67	4,109.28	—
Franklin Templeton VIP Small Cap Value	18,364.19	1,332.69	3,163.80	—	707.58	126.27	12.82	—	440.79	(207.86)	(41.67)	—	(900.70)	(23.14)	(87.65)	—	18,611.86	1,227.96	3,047.30	—
Franklin Templeton VIP Small-Midcap Growth II	6,202.95	1,313.26	623.19	—	190.23	123.93	—	—	1,146.35	70.77	145.75	—	(990.93)	(0.82)	2.59	—	6,548.60	1,507.14	771.53	—
Franklin Templeton VIP US Government	31,278.25	1,821.78	1,720.69	—	1,914.72	68.57	38.29	—	(7,172.74)	(84.42)	(82.50)	—	(2,658.26)	(72.57)	(17.62)	—	23,361.97	1,733.36	1,658.86	—
Invesco I.O.V.I Conservative Balanced Fund	11,873.71	641.12	—	—	315.31	73.19	—	—	35.09	(28.45)	—	—	(676.85)	(21.13)	—	—	11,547.26	664.73	—	—
Invesco I.O.V.I Global Strategic Income Fund	35,360.58	2,433.35	542.06	—	1,193.88	223.27	—	—	(83.65)	(25.22)	—	—	(3,144.47)	(34.06)	(53.17)	—	33,326.34	2,597.34	488.89	—
Invesco I.O.V.I Main Street Small Cap Fund	5,559.52	977.58	—	—	176.53	199.33	—	—	29.58	(17.02)	—	—	(169.28)	(142.91)	—	—	5,596.35	1,016.98	—	—
Invesco V.I. Discovery Mid Cap Growth Fund	78,100.18	—	—	732.30	2,754.21	—	—	9.47	4,809.52	—	—	(572.66)	(3,428.28)	—	—	(3.73)	82,235.63	—	—	165.38
Invesco V.I. Health Care Fund	97,041.44	—	4,434.25	5,100.90	3,096.81	—	24.64	—	(1,558.22)	—	(24.68)	—	(4,492.71)	—	(293.13)	(35.30)	94,087.32	—	4,141.08	5,065.60
Invesco V.I. Technology Fund	136,327.98	—	6,508.63	8,205.16	4,447.74	—	123.73	—	12,241.92	—	624.97	7,480.52	(8,838.92)	—	(722.97)	(51.16)	144,178.72	—	6,534.36	15,634.52
JP Morgan Insurance Trust Small Cap Core Portfolio	24,492.49	—	5,339.29	—	978.51	—	94.68	—	(54.42)	—	231.56	—	(1,387.09)	—	(362.91)	—	24,029.49	—	5,302.62	—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio	—	—	—	1,198,910.18	—	—	—	12,120.24	—	—	—	(38,312.08)	—	—	—	(40,281.61)	—	—	—	1,132,436.73
Morgan Stanley Investment Funds Emerging Markets Equity Portfolio	—	—	—	231,760.92	—	—	—	3,085.42	—	—	—	34,873.80	—	—	—	(9,506.51)	—	—	—	260,213.63
Morgan Stanley Investment Funds US Real Estate Portfolio	—	—	—	12,869.29	—	—	—	—	—	—	—	(387.09)	—	—	—	(41.41)	—	—	—	12,440.79
Neuberger Berman Trust Mid Cap Growth Class S	26,708.58	—	9,761.77	—	1,275.53	—	37.73	—	2,382.62	—	385.82	—	(986.21)	—	(57.55)	—	29,380.52	—	10,127.77	—
Neuberger Berman Trust Mid Cap Growth Portfolio	10,430.77	2,529.12	89.06	—	198.73	261.47	—	—	(28.59)	(106.65)	—	—	(260.94)	(50.08)	(8.73)	—	10,339.97	2,633.86	80.33	—
Neuberger Berman Trust Short Duration Bond Portfolio	209,616.46	6,180.72	24,252.58	—	8,280.78	192.25	372.78	—	(23,030.07)	(435.20)	(2,312.36)	—	(15,238.10)	(1,458.74)	(367.36)	—	179,629.07	4,479.03	21,945.64	—
Neuberger Berman Trust Sustainable Equity Portfolio	43,806.71	486.10	8,034.71	11,572.38	1,377.69	30.66	105.38	122.96	51.25	(6.24)	(116.45)	(6,604.13)	(2,051.17)	(29.70)	(162.88)	(428.86)	43,184.48	480.82	7,860.76	4,662.35
T Rowe Price Blue Chip Growth Portfolio	43,817.69	3,642.91	3,913.77	—	2,003.43	470.90	29.03	—	5,066.78	245.19	125.85	—	(2,111.49)	(113.04)	(55.87)	—	48,776.41	4,245.96	4,012.78	—
T Rowe Price Equity Income Portfolio	144,361.17	5,509.17	21,354.14	—	4,899.91	320.02	276.64	—	(18,779.71)	(600.80)	(2,039.30)	—	(10,167.82)	(670.60)	(502.10)	—	120,313.55	4,557.79	19,089.38	—
T Rowe Price Health Sciences Portfolio	29,770.97	687.62	1,317.39	—	810.77	36.53	29.17	—	(395.57)	(1.72)	3.15	—	(1,657.30)	(36.91)	(59.58)	—	28,528.87	685.52	1,290.13	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

T Rowe Price Moderate Allocation	42,245.52	1,024.40	—	—	2,125.55	35.63	—	—	(46.91)	(178.80)	—	—	(1,368.83)	(8.81)	—	—	42,955.33	872.42	—	—
Touchstone TVST Balanced	122,867.19	4,740.40	6,850.95	—	3,705.15	428.01	23.04	—	(28.94)	(346.19)	19.68	—	(6,703.21)	(131.81)	(273.72)	—	119,840.19	4,690.41	6,619.95	—
Touchstone TVST Bond	213,842.41	6,898.75	28,931.78	0.78	12,621.83	250.00	523.73	—	(3,853.92)	(111.89)	(168.30)	—	(17,824.81)	(1,830.93)	(729.87)	(0.78)	204,785.51	5,205.93	28,557.34	—
Touchstone TVST Common Stock	410,235.18	9,446.71	20,958.05	58,137.81	13,418.71	557.44	267.62	567.03	(8,150.35)	(524.25)	(365.11)	(1,328.51)	(29,303.86)	(677.82)	(690.17)	(1,052.73)	386,199.68	8,802.08	20,170.39	56,323.60
Touchstone TVST Small Company	182,722.12	7,778.77	21,857.59	12,551.70	6,687.49	367.53	339.48	176.43	(4,606.23)	(425.22)	(225.41)	(76.41)	(11,282.41)	(323.82)	(777.34)	(162.07)	173,520.97	7,397.26	21,194.32	12,489.65
Van Eck VIPT Emerging Markets	38,595.50	9,122.94	4,146.72	—	1,694.37	355.28	390.08	—	6,816.10	338.88	1,263.32	—	(2,878.82)	(475.01)	(339.59)	—	44,227.15	9,342.09	5,460.53	—
Van Eck VIPT Global Resources Fund	96,318.65	5,436.40	5,449.15	—	3,386.12	369.66	1,809.86	—	(18,360.74)	(546.70)	(1,318.37)	—	(8,017.90)	(477.89)	(1,330.84)	—	73,326.13	4,781.47	4,609.80	—
Van Eck VIPT Unconstrained Emerging Markets	75,835.28	3,844.52	10,086.04	—	3,502.38	301.08	188.59	—	(539.26)	(813.33)	(200.62)	—	(6,304.18)	(839.63)	(209.44)	—	72,494.22	2,492.64	9,864.57	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2021 are set forth below:

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

AB VPS Growth and Income Fund	4,547.74	911.55	—	—	313.75	137.18	—	—	(153.83)	(38.75)	—	—	(100.27)	(167.10)	—	—	4,607.39	842.88	—	—
AB VPS Sustainable International Thematic Portfolio (1)	6,799.69	2,791.98	1,379.10	—	189.09	326.17	47.41	—	228.12	64.49	(50.59)	—	(515.09)	(70.91)	(11.79)	—	6,701.81	3,111.73	1,364.13	—
AB VPS International Value Fund	140,067.50	19,169.94	10,531.55	—	5,179.02	1,032.82	2,063.21	—	3,513.01	283.67	(572.96)	—	(10,160.89)	(546.73)	(1,517.55)	—	138,598.64	19,939.70	10,504.25	—
AB VPS Small Midcap Value Fund	39,946.68	3,076.54	3,306.58	—	1,381.95	157.99	29.68	—	(6,533.34)	(377.82)	(580.98)	—	(2,715.96)	(65.10)	(46.42)	—	32,079.33	2,791.61	2,708.86	—
Alger Capital Appreciation Fund	53,338.24	1,270.61	8,223.16	8,987.49	1,464.00	317.24	1.84	2,109.94	(80.55)	(4.09)	—	(1,420.62)	(6,706.10)	(60.31)	(7,156.16)	(27.97)	48,015.59	1,523.45	1,068.84	9,648.84
Alger Large Cap Growth Fund	225,586.24	6,068.93	20,035.39	3,568.60	5,778.97	593.65	616.42	137.80	(999.74)	(86.52)	(435.61)	(414.30)	(12,649.02)	(431.11)	(2,045.29)	(42.12)	217,716.45	6,144.95	18,170.91	3,249.98
Alger Small Cap Growth Fund	184,886.90	283.48	167.57	1,774.99	4,210.80	182.85	1.47	145.32	2,397.39	20.74	—	(224.08)	(12,961.42)	(51.20)	(1.06)	(7.64)	178,533.67	435.87	167.98	1,688.59
Allspring VT Discovery Fund (2)	135,943.87	—	8,453.49	408.19	2,723.71	—	46.22	4.93	1,693.67	—	(10.18)	—	(8,144.92)	—	(198.73)	(3.61)	132,216.33	—	8,290.80	409.51
Allspring VT Opportunity Fund (2)	53,064.74	—	17,485.10	10,481.12	1,582.18	—	216.26	70.42	(598.84)	—	(164.21)	(995.16)	(2,555.41)	—	(6,975.44)	(267.38)	51,492.67	—	10,561.71	9,289.00
American Century VP Disciplined Core Value Fund	113,192.38	—	8,030.63	2,470.39	3,646.35	—	124.90	170.24	(772.29)	—	(109.93)	(32.88)	(10,356.18)	—	(1,420.79)	(257.88)	105,710.26	—	6,624.81	2,349.87
American Century VP Inflation Protection Portfolio	52,825.25	948.41	9,995.83	—	3,202.37	31.48	65.49	—	6,147.42	66.16	24.94	—	(4,557.39)	(73.36)	(149.07)	—	57,617.65	972.69	9,937.19	—
American Century VP Inflation Protection Portfolio II	—	—	—	57,034.24	—	—	—	—	—	—	—	—	—	—	—	(432.75)	—	—	—	56,601.49
American Century VP International Portfolio	149,537.16	8,229.95	11,870.73	—	6,118.01	475.71	87.32	—	6,196.26	509.27	361.48	—	(9,728.34)	(525.33)	(67.95)	—	152,123.09	8,689.60	12,251.58	—
American Century VP Ultra Portfolio	3,263.93	—	942.85	—	133.76	—	—	—	213.77	—	(17.12)	—	(123.56)	—	3.98	—	3,487.90	—	929.71	—
American Century VP Value Portfolio	159,628.16	2,706.64	12,664.35	11,531.82	5,346.42	5,400.77	160.48	1,221.18	(3,989.51)	543.46	(327.15)	(697.15)	(10,626.54)	(5,961.71)	(390.74)	(145.59)	150,358.53	2,689.16	12,106.94	11,910.26
BNY Mellon Appreciation Portfolio	19,876.50	—	1,252.75	—	961.13	—	—	—	(747.98)	—	2.59	—	(1,350.40)	—	(0.99)	—	18,739.25	—	1,254.35	—
BNY Mellon Opportunistic Small Cap Portfolio	9,552.93	—	—	—	434.20	—	—	—	(1,513.66)	—	—	—	(389.58)	—	—	—	8,083.89	—	—	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	13,945.19	—	115.00	—	532.43	—	—	—	(211.72)	—	—	—	(616.15)	—	(73.59)	—	13,649.75	—	41.41	—
DWS CROCI® US VIP	18,953.23	—	178.00	—	1,045.79	—	3.31	—	(248.55)	—	42.14	—	(646.63)	—	(0.65)	—	19,103.84	—	222.80	—
DWS Equity 500 Index VIP Fund	—	—	—	23,868.62	—	—	—	686.62	—	—	—	(438.86)	—	—	—	(1,840.79)	—	—	—	22,275.59
DWS Small Cap Index Fund	17,273.57	1,424.29	—	5,334.12	317.21	74.41	—	27.44	(304.27)	(49.96)	—	(497.80)	(216.97)	(30.95)	—	(139.01)	17,069.54	1,417.79	—	4,724.75
DWS Small Mid Cap Value Portfolio	70,335.92	5,534.73	6,261.57	—	2,638.30	366.88	69.08	—	(6,480.93)	(711.63)	(613.61)	—	(3,565.27)	(167.13)	(44.58)	—	62,928.02	5,022.85	5,672.46	—
Fidelity VIP Contrafund Class 2 Portfolio	185,511.03	4,233.10	29,961.00	—	4,818.26	191.46	464.63	—	(1,014.34)	(34.80)	(60.80)	—	(17,725.89)	(264.23)	(1,512.08)	—	171,589.06	4,125.53	28,852.75	—
Fidelity VIP Equity Income Portfolio	106,668.55	470.11	3,880.68	—	3,330.67	47.03	30.32	—	(1,102.63)	(31.50)	(118.51)	—	(8,242.63)	(26.58)	(1,318.82)	—	100,653.96	459.06	2,473.67	—
Fidelity VIP Government Money Market Portfolio	517,991.30	10,437.87	81,379.14	206,752.01	71,638.97	2,128.78	3,818.05	28,375.13	100,322.56	10,699.63	8,475.51	216,765.44	(115,147.09)	(9,398.20)	(5,707.73)	(109,617.15)	574,805.74	13,868.08	87,964.97	342,275.43
Fidelity VIP Growth Portfolio	125,979.07	511.63	34,810.62	—	2,678.64	55.29	320.75	—	(1,365.04)	(25.38)	97.38	—	(6,889.83)	(22.51)	(7,768.28)	—	120,402.84	519.03	27,460.47	—
Fidelity VIP High Income Portfolio	71,103.99	1,142.36	13,361.82	—	3,239.38	66.80	202.67	—	4,904.86	70.20	1,318.25	—	(5,002.09)	(52.17)	(150.38)	—	74,246.14	1,227.19	14,732.36	—
Fidelity VIP Index 500 II Portfolio	449,733.86	39,738.96	237,275.46	—	11,685.83	3,183.18	5,213.00	—	(4,354.63)	(52.86)	(1,945.92)	—	(31,134.77)	(1,455.64)	(6,968.49)	—	425,930.29	41,413.64	233,574.05	—

(1)	On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.
(2)	On December 6, 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

Fidelity VIP Investment Grade Bond Portfolio	209,615.65	3,225.37	23,582.41	98,171.61	16,228.10	152.82	467.86	—	21,823.54	414.39	1,986.36	3,264.56	(20,775.39)	(149.52)	(1,495.46)	(23,902.37)	226,891.90	3,643.06	24,541.17	77,533.80
Fidelity VIP Mid Cap Class 2 Portfolio	102,862.23	3,802.20	7,577.38	—	3,222.44	219.87	38.14	—	(4,710.22)	(191.29)	(198.38)	—	(10,180.56)	(193.06)	(84.19)	—	91,193.89	3,637.72	7,332.95	—
Fidelity VIP Overseas Portfolio	186,609.55	12,083.91	17,793.38	489,415.23	5,786.69	473.94	186.64	4,130.70	(355.22)	(16.02)	349.45	(26,382.83)	(15,338.56)	(662.35)	(871.85)	(15,438.31)	176,702.46	11,879.48	17,457.62	451,724.79
Fidelity VIP Value Strategies Portfolio	6,061.94	465.53	1,677.24	—	258.35	18.42	2.08	—	(221.12)	(41.02)	—	—	(183.50)	(18.34)	(1.83)	—	5,915.67	424.59	1,677.49	—
Franklin Templeton VIP Foreign Securities	87,349.48	1,314.73	10,013.20	—	3,821.11	76.30	46.81	—	6.76	37.25	444.88	—	(5,806.48)	(34.78)	(43.97)	—	85,370.87	1,393.50	10,460.92	—
Franklin Templeton VIP Global Real Estate	53,199.74	—	410.24	—	2,463.33	—	—	—	(1,978.19)	—	13.90	—	(4,809.22)	—	0.58	—	48,875.66	—	424.72	—
Franklin Templeton VIP Mutual Global Discovery Securities	17,744.82	648.00	157.20	—	484.45	56.78	—	—	(421.96)	(7.23)	—	—	(1,968.84)	(165.81)	(9.55)	—	15,838.47	531.74	147.65	—
Franklin Templeton VIP Mutual Shares Securities	30,849.83	1,765.67	4,103.62	—	1,006.69	51.00	5.30	—	(872.35)	(27.07)	—	—	(5,181.44)	(74.29)	0.04	—	25,802.73	1,715.31	4,108.96	—
Franklin Templeton VIP Small Cap Value	20,507.97	1,489.12	3,261.09	—	807.44	121.30	11.94	—	(948.08)	(109.31)	(52.11)	—	(2,003.14)	(168.42)	(57.12)	—	18,364.19	1,332.69	3,163.80	—
Franklin Templeton VIP Small-Midcap Growth II	6,098.98	1,516.77	581.57	—	365.42	93.22	—	—	(19.82)	(43.25)	39.20	—	(241.63)	(253.48)	2.42	—	6,202.95	1,313.26	623.19	—
Franklin Templeton VIP US Government	27,801.70	1,908.06	1,571.79	—	1,996.10	62.82	30.76	—	3,734.95	198.56	127.25	—	(2,254.50)	(347.66)	(9.11)	—	31,278.25	1,821.78	1,720.69	—
Invesco I.O.V.I Conservative Balanced Fund	10,484.65	530.89	—	—	356.27	73.49	—	—	1,326.49	79.30	—	—	(293.70)	(42.56)	—	—	11,873.71	641.12	—	—
Invesco I.O.V.I Global Strategic Income Fund	31,848.10	2,131.77	577.11	—	1,357.34	215.43	—	—	6,730.02	231.10	—	—	(4,574.88)	(144.95)	(35.05)	—	35,360.58	2,433.35	542.06	—
Invesco I.O.V.I Main Street Small Cap Fund	8,161.01	923.73	—	—	351.67	191.29	—	—	(2,790.35)	(14.87)	—	—	(162.81)	(122.57)	—	—	5,559.52	977.58	—	—
Invesco V.I. Discovery Mid Cap Growth Fund	79,290.22	—	—	611.98	2,088.25	—	—	124.13	(577.68)	—	—	—	(2,700.61)	—	—	(3.81)	78,100.18	—	—	732.30
Invesco V.I. Health Care Fund	96,457.91	—	5,735.20	5,149.35	7,903.56	—	259.17	—	11,103.79	—	71.22	—	(18,423.82)	—	(1,631.34)	(48.45)	97,041.44	—	4,434.25	5,100.90
Invesco V.I. Technology Fund	154,134.31	—	6,478.98	8,233.73	7,881.70	—	287.40	—	(5,153.18)	—	(33.71)	—	(20,534.85)	—	(224.04)	(28.57)	136,327.98	—	6,508.63	8,205.16
JP Morgan Insurance Trust Small Cap Core Portfolio	27,857.74	—	6,136.85	—	897.93	—	54.72	—	(1,114.77)	—	(650.61)	—	(3,148.41)	—	(201.67)	—	24,492.49	—	5,339.29	—
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio	—	—	—	1,022,592.12	—	—	—	11,359.35	—	—	—	210,557.08	—	—	—	(45,598.37)	—	—	—	1,198,910.18
Morgan Stanley Investment Funds Emerging Markets Equity Portfolio	—	—	—	242,194.01	—	—	—	2,136.02	—	—	—	(6,262.23)	—	—	—	(6,306.88)	—	—	—	231,760.92
Morgan Stanley Investment Funds US Real Estate Portfolio	—	—	—	13,452.55	—	—	—	—	—	—	—	(553.83)	—	—	—	(29.43)	—	—	—	12,869.29
Neuberger Berman Trust Mid Cap Growth Class S	29,376.95	—	9,944.48	—	1,082.01	—	40.58	—	(756.86)	—	(179.62)	—	(2,993.52)	—	(43.67)	—	26,708.58	—	9,761.77	—
Neuberger Berman Trust Mid Cap Growth Portfolio	10,586.16	2,419.93	94.82	—	222.21	206.46	—	—	50.92	(94.58)	—	—	(428.52)	(2.69)	(5.76)	—	10,430.77	2,529.12	89.06	—
Neuberger Berman Trust Short Duration Bond Portfolio	185,929.64	5,455.36	20,633.22	—	8,458.00	184.61	333.75	—	32,334.42	794.51	3,506.12	—	(17,105.60)	(253.76)	(220.51)	—	209,616.46	6,180.72	24,252.58	—
Neuberger Berman Trust Sustainable Equity Portfolio	44,795.73	447.41	8,347.33	11,537.36	1,318.01	74.45	100.46	439.03	(252.59)	(6.70)	(290.77)	(351.76)	(2,054.44)	(29.06)	(122.31)	(52.25)	43,806.71	486.10	8,034.71	11,572.38
T Rowe Price Blue Chip Growth Portfolio	44,543.35	3,444.11	4,001.63	—	1,186.15	398.95	17.93	—	388.62	(115.29)	(60.84)	—	(2,300.43)	(84.86)	(44.95)	—	43,817.69	3,642.91	3,913.77	—
T Rowe Price Equity Income Portfolio	157,170.85	5,690.96	22,823.12	—	5,223.71	342.51	290.85	—	(7,606.44)	(279.60)	(1,357.39)	—	(10,426.95)	(244.70)	(402.44)	—	144,361.17	5,509.17	21,354.14	—
T Rowe Price Health Sciences Portfolio	33,580.90	730.40	1,306.17	—	747.06	35.08	19.62	—	124.13	11.75	30.55	—	(4,681.12)	(89.61)	(38.95)	—	29,770.97	687.62	1,317.39	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 6 – CHANGES IN UNITS

VT = VariTrak Product
V2 = Investor Select Product
EP = Estate Provider Product
BP = Benefit Provider Product

Units Issued, Transferred and Redeemed:	Beginning balance:				Units Issued				Units Transferred				Units redeemed				Ending balance
	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP	VT	V2	EP	BP

T Rowe Price Moderate Allocation	43,599.60	879.34	—	—	1,407.90	121.98	—	—	88.36	31.43	—	—	(2,850.34)	(8.35)	—	—	42,245.52	1,024.40	—	—
Touchstone TVST Balanced	112,282.53	4,405.05	6,970.72	—	3,333.94	368.73	25.46	—	17,056.82	11.51	188.82	—	(9,806.10)	(44.89)	(334.05)	—	122,867.19	4,740.40	6,850.95	—
Touchstone TVST Bond	193,707.19	5,950.52	25,202.12	4.78	9,868.81	237.22	445.48	—	31,724.13	944.24	3,937.30	—	(21,457.72)	(233.23)	(653.12)	(4.00)	213,842.41	6,898.75	28,931.78	0.78
Touchstone TVST Common Stock	450,755.33	10,145.28	22,486.79	64,925.88	13,073.78	672.54	253.55	658.81	(10,818.76)	(715.30)	(1,014.30)	(3,176.69)	(42,775.17)	(655.81)	(767.99)	(4,270.19)	410,235.18	9,446.71	20,958.05	58,137.81
Touchstone TVST Small Company	203,925.73	8,360.07	28,539.53	13,563.19	6,544.28	376.06	319.79	167.20	(11,201.21)	(781.39)	(887.01)	(16.47)	(16,546.68)	(175.97)	(6,114.72)	(1,162.22)	182,722.12	7,778.77	21,857.59	12,551.70
Van Eck VIPT Emerging Markets	34,659.38	8,702.08	3,628.59	—	1,563.85	410.74	193.65	—	4,589.51	500.74	524.65	—	(2,217.24)	(490.62)	(200.17)	—	38,595.50	9,122.94	4,146.72	—
Van Eck VIPT Global Resources Fund (3)	108,760.47	5,433.35	5,759.76	—	4,143.40	106.50	1,315.54	—	(8,863.51)	(57.02)	(360.02)	—	(7,721.71)	(46.43)	(1,266.13)	—	96,318.65	5,436.40	5,449.15	—
Van Eck VIPT Unconstrained Emerging Markets	68,701.27	3,187.42	8,651.22	—	3,379.20	297.60	132.79	—	10,707.63	471.50	1,405.38	—	(6,952.82)	(112.00)	(103.35)	—	75,835.28	3,844.52	10,086.04	—

(3)	On May 1, 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 are shown below. Information for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
AB VPS Growth and Income Fund (g)
2022	$73,060	1.42%	4,613.95	804.60	—	—	$13.42	$13.87	$—	$—	0.90%	—	—	(5.04)%	(4.19)%	—	—
2021	$77,298	0.80%	4,607.39	842.88	—	—	$14.13	$14.47	$—	$—	0.90%	—	—	27.01%	28.16%	—	—
2020	$60,884	1.53%	4,547.74	911.55	—	—	$11.12	$11.29	$—	$—	0.90%	—	—	1.80%	2.72%	—	—
2019	$50,509	1.69%	3,928.79	689.38	—	—	$10.93	$10.99	$—	$—	0.90%	—	—	—	—	—	—
2018	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
AB VPS Sustainable International Thematic Portfolio (d)
2022	$272,626	—	7,427.69	3,081.32	1,577.43	—	$21.44	$24.33	$24.33	$—	0.90%	0.32%	—	(28.26)%	(27.61)%	(27.61)%	—
2021	$350,753	—	6,701.81	3,111.73	1,364.13	—	$29.89	$33.61	$33.61	$—	0.90%	0.32%	—	7.28%	8.25%	8.25%	—
2020	$318,951	1.37%	6,799.69	2,791.98	1,379.10	—	$27.86	$31.05	$31.05	$—	0.90%	0.32%	—	28.78%	29.94%	29.94%	—
2019	$254,766	0.55%	7,077.24	2,764.68	1,489.60	—	$21.63	$23.90	$23.90	$—	0.90%	0.32%	—	26.37%	27.51%	27.51%	—
2018	$203,280	0.71%	7,237.58	2,657.91	1,579.25	—	$17.12	$18.74	$18.74	$—	0.90%	0.32%	—	(18.15)%	(17.41)%	(17.41)%	—
AB VPS International Value Fund
2022	$2,622,367	4.83%	131,664.25	18,986.15	10,871.46	—	$15.84	$17.97	$17.97	$—	0.90%	0.32%	—	(14.38)%	(13.61)%	(13.61)%	—
2021	$3,197,713	2.04%	138,598.64	19,939.70	10,504.25	—	$18.50	$20.81	$20.81	$—	0.90%	0.32%	—	10.09%	11.08%	11.08%	—
2020	$2,910,221	2.05%	140,067.50	19,169.94	10,531.55	—	$16.81	$18.73	$18.73	$—	0.90%	0.32%	—	1.55%	2.47%	2.47%	—
2019	$2,613,449	0.94%	123,687.32	17,281.96	13,710.19	—	$16.55	$18.28	$18.28	$—	0.90%	0.32%	—	16.05%	17.17%	17.17%	—
2018	$2,204,190	1.59%	122,343.44	16,936.22	12,551.80	—	$14.26	$15.60	$15.60	$—	0.90%	0.32%	—	(23.48)%	(22.79)%	(22.79)%	—
AB VPS Small Midcap Value Fund
2022	$1,601,006	1.15%	29,199.83	2,520.27	2,531.50	—	$45.83	$52.00	$52.00	$—	0.90%	0.32%	—	(16.38)%	(15.63)%	(15.63)%	—
2021	$2,097,309	0.74%	32,079.33	2,791.61	2,708.86	—	$54.81	$61.63	$61.63	$—	0.90%	0.32%	—	34.74%	35.95%	35.95%	—
2020	$1,914,423	1.13%	39,946.68	3,076.54	3,306.58	—	$40.68	$45.34	$45.34	$—	0.90%	0.32%	—	2.44%	3.37%	3.37%	—
2019	$1,672,020	0.58%	34,901.25	2,602.33	3,921.22	—	$39.71	$43.86	$43.86	$—	0.90%	0.32%	—	19.03%	20.10%	20.10%	—
2018	$1,414,044	0.49%	35,572.05	2,499.05	3,724.70	—	$33.36	$36.52	$36.52	$—	0.90%	0.32%	—	(15.79)%	(15.03)%	(15.03)%	—
AB VPS Value Fund (g)
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$—	6.25%	—	—	—	—	$—	$—	$—	$—	—	—	—	13.05%	13.40%	—	—
2018	$37,519	1.30%	1,446.30	259.29	—	—	$21.69	$23.74	$—	$—	0.90%	—	—	(15.93)%	(15.17)%	—	—
Alger Capital Appreciation Fund
2022	$2,428,734	—	51,361.11	1,651.22	1,044.40	6,848.31	$41.67	$64.45	$50.79	$18.86	0.90%	0.32%	0.22%	(37.09)%	(36.52)%	(36.52)%	(36.57)%
2021	$3,707,288	—	48,015.59	1,523.45	1,068.84	9,648.84	$66.23	$101.52	$80.01	$29.74	0.90%	0.32%	0.22%	18.06%	19.13%	19.13%	19.01%
2020	$3,877,394	—	53,338.24	1,270.61	8,223.16	8,987.49	$56.10	$85.22	$67.17	$24.99	0.90%	0.32%	0.22%	40.49%	41.75%	41.75%	41.60%
2019	$3,136,880	—	62,541.02	1,403.21	8,417.63	8,856.58	$39.93	$60.12	$47.38	$17.65	0.90%	0.32%	0.22%	32.40%	33.57%	33.59%	33.39%
2018	$2,581,781	0.08%	67,216.69	1,367.35	8,600.81	14,197.07	$30.16	$45.01	$35.47	$13.23	0.90%	0.32%	0.22%	(1.00)%	(0.10)%	(0.10)%	(0.22)%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Alger Large Cap Growth Fund
2022	$15,695,849	—	229,185.17	7,069.41	20,912.20	2,883.70	$61.22	$53.69	$34.28	$197.01	0.90%	0.32%	0.22%	(39.20)%	(38.65)%	(38.65)%	(38.69)%
2021	$24,520,895	—	217,716.45	6,144.95	18,170.91	3,249.98	$100.70	$87.52	$55.88	$321.34	0.90%	0.32%	0.22%	10.84%	11.84%	11.84%	11.71%
2020	$22,995,908	0.17%	225,586.24	6,068.93	20,035.39	3,568.60	$90.85	$78.25	$49.96	$287.66	0.90%	0.32%	0.22%	65.54%	67.03%	67.03%	66.83%
2019	$16,954,059	—	274,138.41	7,807.23	28,910.71	3,938.10	$54.88	$46.85	$29.91	$172.43	0.90%	0.32%	0.22%	26.30%	27.45%	27.45%	27.28%
2018	$14,342,422	—	292,907.67	7,878.46	28,975.75	4,759.90	$43.45	$36.76	$23.47	$135.47	0.90%	0.32%	0.22%	1.29%	2.21%	2.21%	2.10%
Alger Small Cap Growth Fund
2022	$6,717,813	—	179,570.78	436.09	168.97	724.17	$36.66	$47.31	$37.66	$150.01	0.90%	0.32%	0.22%	(38.57)%	(38.01)%	(38.01)%	(38.06)%
2021	$11,104,845	—	178,533.67	435.87	167.98	1,688.59	$59.67	$76.32	$60.76	$242.18	0.90%	0.32%	0.22%	(6.90)%	(6.06)%	(6.06)%	(6.16)%
2020	$12,340,864	1.01%	184,886.90	283.48	167.57	1,774.99	$64.09	$81.25	$64.67	$258.08	0.90%	0.32%	0.22%	65.66%	67.15%	67.15%	66.96%
2019	$8,604,081	—	214,400.41	187.96	167.94	1,902.26	$38.69	$48.61	$38.69	$154.58	0.90%	0.32%	0.22%	28.19%	29.34%	29.32%	29.18%
2018	$7,506,000	—	239,358.88	181.64	166.34	2,258.06	$30.18	$37.58	$29.92	$119.66	0.90%	0.32%	0.22%	0.53%	1.44%	1.44%	1.33%
Allspring VT Discovery Fund (e)
2022	$7,037,773	—	135,254.85	—	8,104.49	415.01	$48.11	$—	$61.28	$80.58	0.90%	0.32%	0.22%	(38.40)%	—	(37.85)%	(37.89)%
2021	$11,198,120	—	132,216.33	—	8,290.80	409.51	$78.11	$—	$98.60	$129.74	0.90%	0.32%	0.22%	(5.89)%	—	(5.04)%	(5.11)%
2020	$12,216,707	—	135,943.87	—	8,453.49	408.19	$83.00	$—	$103.83	$136.72	0.90%	0.32%	0.22%	61.20%	—	62.65%	62.49%
2019	$8,268,529	—	148,067.93	—	9,019.50	818.76	$51.49	$—	$63.84	$84.14	0.90%	0.32%	0.22%	37.78%	—	39.02%	38.85%
2018	$6,530,545	—	161,457.00	—	9,528.48	978.78	$37.37	$—	$45.92	$60.60	0.90%	0.32%	0.22%	(7.90)%	—	(7.06)%	(7.17)%
Allspring VT Opportunity Fund (e)
2022	$4,845,705	—	49,410.28	—	10,749.41	8,431.75	$58.73	$—	$67.22	$144.86	0.90%	0.32%	0.22%	(21.51)%	—	(20.81)%	(20.84)%
2021	$6,449,225	0.04%	51,492.67	—	10,561.71	9,289.00	$74.82	$—	$84.88	$183.00	0.90%	0.32%	0.22%	23.66%	—	24.78%	24.67%
2020	$5,938,616	0.43%	53,064.74	—	17,485.10	10,481.12	$60.51	$—	$68.02	$146.79	0.90%	0.32%	0.22%	19.92%	—	21.00%	20.88%
2019	$5,512,670	0.27%	63,991.60	—	17,502.34	10,706.36	$50.45	$—	$56.21	$121.44	0.90%	0.32%	0.22%	30.30%	—	31.46%	31.31%
2018	$4,510,219	0.19%	70,347.10	—	17,717.11	11,121.42	$38.72	$—	$42.76	$92.48	0.90%	0.32%	0.22%	(7.98)%	—	(7.15)%	(7.26)%
American Century VP Disciplined Core Value Fund (f)
2022	$3,919,806	1.84%	102,536.39	—	6,482.39	246.26	$35.41	$—	$43.64	$25.83	0.90%	0.32%	0.22%	(13.51)%	—	(12.74)%	(12.85)%
2021	$4,728,641	1.07%	105,710.26	—	6,624.81	2,349.87	$40.94	$—	$50.01	$29.63	0.90%	0.32%	0.22%	22.55%	—	23.65%	23.52%
2020	$4,165,441	1.99%	113,192.38	—	8,030.63	2,470.39	$33.41	$—	$40.45	$23.99	0.90%	0.32%	0.22%	10.81%	—	11.81%	11.68%
2019	$3,946,599	2.04%	119,711.30	—	7,899.89	2,410.42	$30.15	$—	$36.18	$21.48	0.90%	0.32%	0.22%	22.85%	—	23.93%	23.82%
2018	$3,372,549	1.97%	124,929.81	—	7,970.15	4,262.26	$24.54	$—	$29.19	$17.35	0.90%	0.32%	0.22%	(7.70)%	—	(6.87)%	(6.98)%
American Century VP Inflation Protection Portfolio
2022	$1,094,224	5.30%	57,005.53	1,774.15	9,761.67	—	$15.54	$16.21	$18.38	$—	0.90%	0.32%	—	(13.65)%	(12.88)%	(12.88)%	—
2021	$1,264,886	3.38%	57,617.65	972.69	9,937.19	—	$18.00	$18.60	$21.09	$—	0.90%	0.32%	—	5.66%	6.61%	6.61%	—
2020	$1,114,256	1.62%	52,825.25	948.41	9,995.83	—	$17.04	$17.45	$19.78	$—	0.90%	0.32%	—	8.83%	9.81%	9.81%	—
2019	$1,038,199	2.55%	53,691.03	1,103.69	9,998.43	—	$15.65	$15.89	$18.02	$—	0.90%	0.32%	—	8.19%	9.13%	9.19%	—
2018	$995,111	3.11%	55,382.81	1,935.26	10,027.70	—	$14.47	$14.56	$16.50	$—	0.90%	0.32%	—	(3.45)%	(2.57)%	(2.57)%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
American Century VP Inflation Protection Portfolio II
2022	$99,525	5.16%	—	—	—	55,963.06	$—	$—	$—	$1.78	—	—	0.22%	—	—	—	(13.08)%
2021	$115,805	3.14%	—	—	—	56,601.49	$—	$—	$—	$2.05	—	—	0.22%	—	—	—	6.14%
2020	$109,939	1.36%	—	—	—	57,034.24	$—	$—	$—	$1.93	—	—	0.22%	—	—	—	9.42%
2019	$101,514	2.30%	—	—	—	57,625.95	$—	$—	$—	$1.76	—	—	0.22%	—	—	—	8.74%
2018	$94,343	2.85%	—	—	—	58,253.45	$—	$—	$—	$1.62	—	—	0.22%	—	—	—	(2.93)%
American Century VP International Portfolio
2022	$4,440,226	1.47%	163,112.98	9,772.78	13,600.08	—	$23.27	$27.66	$27.51	$—	0.90%	0.32%	—	(25.42)%	(24.75)%	(24.75)%	—
2021	$5,514,271	0.16%	152,123.09	8,689.60	12,251.58	—	$31.20	$36.76	$36.56	$—	0.90%	0.32%	—	7.78%	8.75%	8.75%	—
2020	$5,006,668	0.48%	149,537.16	8,229.95	11,870.73	—	$28.95	$33.81	$33.62	$—	0.90%	0.32%	—	24.75%	25.88%	25.88%	—
2019	$4,429,490	0.85%	162,845.19	8,515.71	15,787.57	—	$23.21	$26.86	$26.71	$—	0.90%	0.32%	—	27.30%	28.44%	28.40%	—
2018	$3,638,145	1.33%	171,610.83	7,923.94	16,508.92	—	$18.23	$20.91	$20.80	$—	0.90%	0.32%	—	(15.98)%	(15.22)%	(15.22)%	—
American Century VP Ultra Portfolio
2022	$195,969	—	3,385.53	—	968.66	—	$43.25	$—	$51.13	$—	0.90%	0.32%	—	(32.98)%	—	(32.38)%	—
2021	$295,396	—	3,487.90	—	929.71	—	$64.54	$—	$75.61	$—	0.90%	0.32%	—	22.06%	—	23.16%	—
2020	$230,457	—	3,263.93	—	942.85	—	$52.87	$—	$61.39	$—	0.90%	0.32%	—	48.52%	—	49.85%	—
2019	$221,266	—	4,838.15	—	1,196.60	—	$35.60	$—	$40.97	$—	0.90%	0.32%	—	33.39%	—	34.59%	—
2018	$160,899	0.27%	4,584.29	—	1,265.94	—	$26.69	$—	$30.44	$—	0.90%	0.32%	—	(0.15)%	—	0.76%	—
American Century VP Value Portfolio
2022	$8,876,856	2.15%	138,324.83	2,883.75	10,714.36	17,913.16	$53.37	$43.52	$59.65	$40.73	0.90%	0.32%	0.22%	(0.35)%	0.54%	0.54%	0.45%
2021	$9,370,958	1.72%	150,358.53	2,689.16	12,106.94	11,910.26	$53.56	$43.29	$59.33	$40.54	0.90%	0.32%	0.22%	23.40%	24.51%	24.51%	24.37%
2020	$8,002,066	2.41%	159,628.16	2,706.64	12,664.35	11,531.82	$43.40	$34.77	$47.65	$32.60	0.90%	0.32%	0.22%	0.07%	0.98%	0.98%	0.86%
2019	$7,866,608	2.08%	158,075.94	2,591.70	10,989.22	12,458.75	$43.37	$34.43	$47.19	$32.32	0.90%	0.32%	0.22%	25.90%	27.05%	27.03%	26.90%
2018	$6,709,326	1.71%	170,051.26	2,364.61	11,082.98	14,735.05	$34.45	$27.10	$37.15	$25.47	0.90%	0.32%	0.22%	(9.97)%	(9.15)%	(9.15)%	(9.25)%
BNY Mellon Appreciation Portfolio (g)
2022	$781,647	0.70%	18,419.97	—	1,203.92	—	$39.39	$—	$46.57	$—	0.90%	0.32%	—	(18.79)%	—	(18.06)%	—
2021	$980,294	0.44%	18,739.25	—	1,254.35	—	$48.51	$—	$56.83	$—	0.90%	0.32%	—	26.00%	—	27.13%	—
2020	$821,234	0.79%	19,876.50	—	1,252.75	—	$38.50	$—	$44.70	$—	0.90%	0.32%	—	22.58%	—	23.69%	—
2019	$725,645	1.14%	21,572.46	—	1,331.59	—	$31.41	$—	$36.14	$—	0.90%	0.32%	—	34.91%	—	36.08%	—
2018	$625,675	1.29%	24,124.80	—	2,407.95	—	$23.28	$—	$26.56	$—	0.90%	0.32%	—	(7.69)%	—	(6.85)%	—
BNY Mellon Opportunistic Small Cap Portfolio (g)
2022	$198,474	—	8,259.73	—	—	—	$24.03	$—	$—	$—	0.90%	—	—	(17.36)%	—	—	—
2021	$235,062	0.11%	8,083.89	—	—	—	$29.08	$—	$—	$—	0.90%	—	—	15.42%	—	—	—
2020	$240,661	0.61%	9,552.93	—	—	—	$25.19	$—	$—	$—	0.90%	—	—	18.82%	—	—	—
2019	$190,650	—	8,992.07	—	—	—	$21.20	$—	$—	$—	0.90%	—	—	20.67%	—	—	—
2018	$128,740	—	7,328.52	—	—	—	$17.57	$—	$—	$—	0.90%	—	—	(19.80)%	—	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
BNY Mellon Quality Bond Portfolio (f) (g)
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	2.51%	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$328,601	1.93%	20,780.13	—	177.58	—	$15.66	$—	$18.02	$—	0.90%	0.32%	—	7.11%	—	8.04%	—
2018	$333,197	2.76%	22,577.70	—	183.76	—	$14.62	$—	$16.68	$—	0.90%	0.32%	—	(3.42)%	—	(2.54)%	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (g)
2022	$318,253	0.55%	12,883.82	—	35.69	—	$24.62	$—	$30.01	$—	0.90%	0.32%	—	(23.56)%	—	(22.87)%	—
2021	$441,218	0.74%	13,649.75	—	41.41	—	$32.21	$—	$38.91	$—	0.90%	0.32%	—	25.86%	—	27.00%	—
2020	$360,352	1.08%	13,945.19	—	115.00	—	$25.59	$—	$30.64	$—	0.90%	0.32%	—	23.03%	—	24.14%	—
2019	$307,386	1.43%	14,568.95	—	177.83	—	$20.80	$—	$24.68	$—	0.90%	0.32%	—	33.15%	—	34.34%	—
2018	$245,251	1.48%	15,412.85	—	246.51	—	$15.62	$—	$18.37	$—	0.90%	0.32%	—	(5.26)%	—	(4.40)%	—
DWS CROCI® US VIP
2022	$315,103	1.54%	18,319.09	—	204.32	—	$16.98	$—	$20.07	$—	0.90%	0.32%	—	(16.42)%	—	(15.67)%	—
2021	$393,347	1.56%	19,103.84	—	222.80	—	$20.31	$—	$23.80	$—	0.90%	0.32%	—	25.14%	—	26.27%	—
2020	$310,990	2.15%	18,953.23	—	178.00	—	$16.23	$—	$18.85	$—	0.90%	0.32%	—	(13.20)%	—	(12.41)%	—
2019	$350,477	1.53%	18,546.26	—	171.33	—	$18.70	$—	$21.52	$—	0.90%	0.32%	—	31.31%	—	32.51%	—
2018	$275,167	2.18%	19,124.76	—	173.38	—	$14.24	$—	$16.24	$—	0.90%	0.32%	—	(11.51)%	—	(10.71)%	—
DWS Equity 500 Index VIP Fund
2022	$1,249,147	1.29%	—	—	—	22,399.42	$—	$—	$—	$55.77	—	—	0.22%	—	—	—	(18.35)%
2021	$1,521,352	1.44%	—	—	—	22,275.59	$—	$—	$—	$68.30	—	—	0.22%	—	—	—	28.25%
2020	$1,271,090	1.67%	—	—	—	23,868.62	$—	$—	$—	$53.25	—	—	0.22%	—	—	—	17.95%
2019	$1,090,837	1.96%	—	—	—	24,161.61	$—	$—	$—	$45.15	—	—	0.22%	—	—	—	31.01%
2018	$883,124	1.70%	—	—	—	25,630.45	$—	$—	$—	$34.46	—	—	0.22%	—	—	—	(4.77)%
DWS Small Cap Index Fund
2022	$896,828	0.95%	15,273.02	1,444.38	—	4,912.01	$38.37	$43.53	$—	$50.48	0.90%	—	0.22%	(21.34)%	(20.64)%	—	(20.67)%
2021	$1,211,037	0.82%	17,069.54	1,417.79	—	4,724.75	$48.78	$54.85	$—	$63.63	0.90%	—	0.22%	13.48%	14.50%	—	14.40%
2020	$1,107,413	1.09%	17,273.57	1,424.29	—	5,334.12	$42.98	$47.90	$—	$55.62	0.90%	—	0.22%	18.36%	19.43%	—	19.30%
2019	$896,362	1.02%	16,355.56	1,398.59	—	5,282.83	$36.32	$40.11	$—	$46.62	0.90%	—	0.22%	24.11%	25.23%	—	25.06%
2018	$683,557	0.98%	15,266.05	1,304.70	—	5,232.60	$29.26	$32.03	$—	$37.28	0.90%	—	0.22%	(12.03)%	(11.23)%	—	(11.34)%
DWS Small Mid Cap Value Portfolio
2022	$2,167,179	0.49%	58,549.77	4,507.85	5,298.16	—	$30.97	$35.52	$36.61	$—	0.90%	0.32%	—	(16.89)%	(16.14)%	(16.14)%	—
2021	$2,804,942	0.87%	62,928.02	5,022.85	5,672.46	—	$37.26	$42.36	$43.65	$—	0.90%	0.32%	—	28.88%	30.04%	30.04%	—
2020	$2,423,788	1.07%	70,335.92	5,534.73	6,261.57	—	$28.91	$32.57	$33.57	$—	0.90%	0.32%	—	(1.99)%	(1.11)%	(1.11)%	—
2019	$2,200,351	0.35%	61,219.24	4,140.56	7,608.33	—	$29.50	$32.94	$33.94	$—	0.90%	0.32%	—	19.90%	21.00%	20.97%	—
2018	$1,883,667	1.02%	62,188.17	4,245.72	8,496.55	—	$24.60	$27.22	$28.06	$—	0.90%	0.32%	—	(17.08)%	(16.32)%	(16.32)%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Fidelity VIP Contrafund Class 2 Portfolio
2022	$15,841,171	0.53%	164,102.41	4,158.12	29,510.43	—	$82.01	$54.12	$73.11	$—	0.90%	0.32%	—	(26.97)%	(26.31)%	(26.31)%	—
2021	$22,435,122	0.06%	171,589.06	4,125.53	28,852.75	—	$112.30	$73.44	$99.22	$—	0.90%	0.32%	—	26.70%	27.83%	27.83%	—
2020	$19,011,870	0.25%	185,511.03	4,233.10	29,961.00	—	$88.64	$57.45	$77.61	$—	0.90%	0.32%	—	29.40%	30.57%	30.57%	—
2019	$15,768,166	0.45%	199,721.05	4,582.41	31,723.37	—	$68.50	$44.00	$59.44	$—	0.90%	0.32%	—	30.40%	31.58%	31.57%	—
2018	$12,966,520	0.72%	216,077.10	5,066.49	32,027.90	—	$52.53	$33.44	$45.18	$—	0.90%	0.32%	—	(7.22)%	(6.38)%	(6.38)%	—
Fidelity VIP Equity Income Portfolio
2022	$11,663,477	1.94%	93,401.87	430.85	2,238.14	—	$123.66	$47.69	$41.53	$—	0.90%	0.32%	—	(5.80)%	(4.96)%	(4.96)%	—
2021	$13,344,788	1.89%	100,653.96	459.06	2,473.67	—	$131.28	$50.18	$43.69	$—	0.90%	0.32%	—	23.78%	24.89%	24.89%	—
2020	$11,467,659	1.88%	106,668.55	470.11	3,880.68	—	$106.06	$40.18	$34.98	$—	0.90%	0.32%	—	5.74%	6.69%	6.69%	—
2019	$10,750,592	1.97%	105,801.06	483.81	3,675.37	—	$100.30	$37.66	$32.79	$—	0.90%	0.32%	—	26.31%	27.44%	27.44%	—
2018	$9,033,225	2.32%	112,384.89	479.23	3,676.25	—	$79.41	$29.55	$25.73	$—	0.90%	0.32%	—	(9.11)%	(8.29)%	(8.29)%	—
Fidelity VIP Government Money Market Portfolio
2022	$8,261,219	1.29%	510,429.88	12,820.54	82,997.17	113,025.55	$13.17	$10.61	$15.01	$1.38	0.90%	0.32%	0.22%	0.46%	1.36%	1.36%	1.24%
2021	$9,450,899	0.01%	574,805.74	13,868.08	87,964.97	342,275.43	$13.11	$10.47	$14.81	$1.36	0.90%	0.32%	0.22%	(0.88)%	0.01%	0.01%	(0.10)%
2020	$8,448,518	0.26%	517,991.30	10,437.87	81,379.14	206,752.01	$13.23	$10.46	$14.80	$1.36	0.90%	0.32%	0.22%	(0.62)%	0.28%	0.28%	0.16%
2019	$7,627,848	1.86%	468,002.96	8,531.77	56,406.71	349,963.65	$13.31	$10.44	$14.76	$1.36	0.90%	0.32%	0.22%	1.00%	1.91%	1.89%	1.59%
2018	$7,320,638	1.54%	477,895.79	8,353.55	55,691.18	97,542.31	$13.18	$10.24	$14.49	$1.34	0.90%	0.32%	0.22%	0.64%	1.55%	1.55%	1.43%
Fidelity VIP Growth Portfolio
2022	$22,697,440	0.64%	114,635.23	546.19	27,719.96	—	$182.09	$72.64	$64.34	$—	0.90%	0.32%	—	(25.13)%	(24.46)%	(24.46)%	—
2021	$31,671,834	—	120,402.84	519.03	27,460.47	—	$243.21	$96.16	$85.17	$—	0.90%	0.32%	—	22.12%	23.21%	23.21%	—
2020	$27,536,411	0.08%	125,979.07	511.63	34,810.62	—	$199.16	$78.04	$69.12	$—	0.90%	0.32%	—	42.61%	43.89%	43.89%	—
2019	$21,323,228	0.25%	139,844.99	535.74	36,714.44	—	$139.66	$54.24	$48.04	$—	0.90%	0.32%	—	33.12%	34.31%	34.33%	—
2018	$17,193,366	0.25%	150,833.71	516.54	37,685.51	—	$104.91	$40.38	$35.76	$—	0.90%	0.32%	—	(1.06)%	(0.17)%	(0.17)%	—
Fidelity VIP High Income Portfolio
2022	$4,058,952	5.19%	69,332.69	1,046.81	13,795.91	—	$53.73	$26.84	$22.14	$—	0.90%	0.32%	—	(12.16)%	(11.37)%	(11.37)%	—
2021	$4,947,101	5.36%	74,246.14	1,227.19	14,732.36	—	$61.17	$30.28	$24.98	$—	0.90%	0.32%	—	3.48%	4.41%	4.41%	—
2020	$4,556,226	5.21%	71,103.99	1,142.36	13,361.82	—	$59.12	$29.01	$23.92	$—	0.90%	0.32%	—	1.83%	2.75%	2.75%	—
2019	$4,664,180	5.13%	74,660.39	1,177.20	12,732.79	—	$58.06	$28.23	$23.28	$—	0.90%	0.32%	—	14.08%	15.08%	15.09%	—
2018	$4,288,666	5.64%	78,440.59	1,628.19	12,696.38	—	$50.89	$24.53	$20.23	$—	0.90%	0.32%	—	(4.15)%	(3.29)%	(3.29)%	—
Fidelity VIP Index 500 II Portfolio
2022	$60,477,492	1.53%	407,565.31	40,381.43	215,215.24	—	$114.99	$56.29	$52.69	$—	0.90%	0.32%	—	(18.94)%	(18.21)%	(18.21)%	—
2021	$78,318,438	1.24%	425,930.29	41,413.64	233,574.05	—	$141.86	$68.82	$64.42	$—	0.90%	0.32%	—	27.43%	28.58%	28.58%	—
2020	$64,080,229	1.78%	449,733.86	39,738.96	237,275.46	—	$111.32	$53.53	$50.10	$—	0.90%	0.32%	—	17.18%	18.24%	18.24%	—
2019	$56,669,253	1.92%	465,475.13	38,638.51	252,526.76	—	$95.00	$45.27	$42.37	$—	0.90%	0.32%	—	30.17%	31.33%	31.35%	—
2018	$45,712,415	1.90%	493,638.66	43,277.11	254,103.93	—	$72.98	$34.47	$32.26	$—	0.90%	0.32%	—	(5.35)%	(4.49)%	(4.49)%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Fidelity VIP Investment Grade Bond Portfolio
2022	$5,074,342	2.29%	216,921.96	3,517.28	24,434.43	67,385.47	$19.55	$17.09	$23.83	$2.83	0.90%	0.32%	0.22%	(13.73)%	(12.96)%	(12.96)%	(12.98)%
2021	$6,138,071	2.05%	226,891.90	3,643.06	24,541.17	77,533.80	$22.67	$19.63	$27.38	$3.25	0.90%	0.32%	0.22%	(1.49)%	(0.61)%	(0.61)%	(0.70)%
2020	$5,857,619	2.22%	209,615.65	3,225.37	23,582.41	98,171.61	$23.01	$19.75	$27.55	$3.27	0.90%	0.32%	0.22%	8.42%	9.39%	9.39%	9.26%
2019	$6,247,789	2.75%	250,671.22	3,185.93	22,651.11	100,143.02	$21.22	$18.06	$25.18	$2.99	0.90%	0.32%	0.22%	8.67%	9.63%	9.68%	9.67%
2018	$5,330,385	2.41%	237,069.81	3,326.35	22,540.28	47,141.79	$19.53	$16.47	$22.96	$2.73	0.90%	0.32%	0.22%	(1.42)%	(0.53)%	(0.53)%	(0.65)%
Fidelity VIP Mid Cap Class 2 Portfolio
2022	$4,487,918	0.52%	83,912.52	3,367.26	7,067.70	—	$46.81	$50.05	$55.34	$—	0.90%	0.32%	—	(15.50)%	(14.74)%	(14.74)%	—
2021	$5,741,918	0.60%	91,193.89	3,637.72	7,332.95	—	$55.40	$58.70	$64.91	$—	0.90%	0.32%	—	24.48%	25.60%	25.60%	—
2020	$5,147,338	0.67%	102,862.23	3,802.20	7,577.38	—	$44.51	$46.74	$51.68	$—	0.90%	0.32%	—	17.13%	18.19%	18.19%	—
2019	$4,609,474	0.86%	106,394.60	3,895.22	9,440.67	—	$38.00	$39.54	$43.73	$—	0.90%	0.32%	—	22.33%	23.46%	23.45%	—
2018	$3,808,673	0.67%	106,921.21	3,969.65	10,189.89	—	$31.06	$32.03	$35.42	$—	0.90%	0.32%	—	(15.31)%	(14.54)%	(14.54)%	—
Fidelity VIP Overseas Portfolio
2022	$10,933,787	1.15%	175,711.70	11,837.62	17,688.48	466,322.54	$45.93	$26.72	$23.80	$4.56	0.90%	0.32%	0.22%	(25.16)%	(24.48)%	(24.48)%	(24.52)%
2021	$14,543,264	0.52%	176,702.46	11,879.48	17,457.62	451,724.79	$61.37	$35.38	$31.52	$6.04	0.90%	0.32%	0.22%	18.63%	19.70%	19.70%	19.60%
2020	$12,950,948	0.45%	186,609.55	12,083.91	17,793.38	489,415.23	$51.73	$29.56	$26.33	$5.05	0.90%	0.32%	0.22%	14.58%	15.61%	15.61%	15.49%
2019	$12,015,903	1.68%	199,726.11	12,926.09	18,557.45	513,499.38	$45.15	$25.57	$22.78	$4.37	0.90%	0.32%	0.22%	26.61%	27.77%	27.74%	27.46%
2018	$10,063,319	1.61%	214,960.43	13,691.53	19,479.16	518,786.70	$35.66	$20.01	$17.83	$3.43	0.90%	0.32%	0.22%	(15.57)%	(14.81)%	(14.81)%	(14.91)%
Fidelity VIP Value Strategies Portfolio
2022	$485,620	1.19%	6,027.36	551.76	1,601.58	—	$57.33	$65.05	$65.05	$—	0.90%	0.32%	—	(7.85)%	(7.03)%	(7.03)%	—
2021	$515,126	1.58%	5,915.67	424.59	1,677.49	—	$62.22	$69.96	$69.96	$—	0.90%	0.32%	—	32.41%	33.60%	33.60%	—
2020	$397,058	1.34%	6,061.94	465.53	1,677.24	—	$46.99	$52.37	$52.37	$—	0.90%	0.32%	—	7.29%	8.26%	8.26%	—
2019	$364,665	1.63%	6,113.93	538.27	1,464.80	—	$43.80	$48.37	$48.37	$—	0.90%	0.32%	—	33.32%	34.52%	34.52%	—
2018	$281,218	1.01%	6,158.99	731.66	1,462.61	—	$32.85	$35.96	$35.96	$—	0.90%	0.32%	—	(18.06)%	(17.32)%	(17.32)%	—
Franklin Templeton VIP Foreign Securities
2022	$1,653,132	3.14%	86,128.30	1,355.44	10,710.33	—	$16.47	$19.15	$19.47	$—	0.90%	0.32%	—	(8.43)%	(7.61)%	(7.61)%	—
2021	$1,784,915	1.81%	85,370.87	1,393.50	10,460.92	—	$17.99	$20.73	$21.07	$—	0.90%	0.32%	—	3.23%	4.16%	4.16%	—
2020	$1,750,766	3.37%	87,349.48	1,314.73	10,013.20	—	$17.42	$19.90	$20.23	$—	0.90%	0.32%	—	(2.04)%	(1.16)%	(1.16)%	—
2019	$1,806,079	1.65%	89,308.67	1,189.91	9,455.06	—	$17.79	$20.14	$20.47	$—	0.90%	0.32%	—	11.52%	12.56%	12.54%	—
2018	$1,543,467	2.70%	84,109.90	1,203.89	9,918.94	—	$15.95	$17.89	$18.19	$—	0.90%	0.32%	—	(16.20)%	(15.44)%	(15.44)%	—
Franklin Templeton VIP Global Real Estate
2022	$844,038	2.48%	50,124.87	—	452.50	—	$16.66	$—	$19.70	$—	0.90%	0.32%	—	(26.72)%	—	(26.06)%	—
2021	$1,122,532	0.89%	48,875.66	—	424.72	—	$22.74	$—	$26.64	$—	0.90%	0.32%	—	25.66%	—	26.79%	—
2020	$971,161	3.30%	53,199.74	—	410.24	—	$18.09	$—	$21.01	$—	0.90%	0.32%	—	(6.23)%	—	(5.39)%	—
2019	$1,000,797	2.57%	51,445.62	—	365.43	—	$19.30	$—	$22.21	$—	0.90%	0.32%	—	21.28%	—	22.35%	—
2018	$878,872	2.69%	54,789.48	—	396.25	—	$15.91	$—	$18.15	$—	0.90%	0.32%	—	(7.61)%	—	(6.77)%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Franklin Templeton VIP Mutual Global Discovery Securities
2022	$404,030	1.69%	14,531.09	517.42	133.17	—	$26.46	$30.02	$30.02	$—	0.90%	0.32%	—	(5.37)%	(4.52)%	(4.52)%	—
2021	$464,242	2.73%	15,838.47	531.74	147.65	—	$27.96	$31.44	$31.44	$—	0.90%	0.32%	—	18.37%	19.43%	19.43%	—
2020	$440,381	2.80%	17,744.82	648.00	157.20	—	$23.62	$26.33	$26.33	$—	0.90%	0.32%	—	(5.08)%	(4.22)%	(4.22)%	—
2019	$401,528	1.83%	15,244.97	637.44	167.96	—	$24.89	$27.49	$27.49	$—	0.90%	0.32%	—	23.57%	24.71%	24.71%	—
2018	$356,731	2.61%	16,858.33	606.99	177.20	—	$20.14	$22.04	$22.04	$—	0.90%	0.32%	—	(11.80)%	(11.01)%	(11.01)%	—
Franklin Templeton VIP Mutual Shares Securities
2022	$680,549	1.97%	21,083.78	1,674.67	4,109.28	—	$24.23	$30.99	$28.65	$—	0.90%	0.32%	—	(8.26)%	(7.43)%	(7.43)%	—
2021	$866,135	2.72%	25,802.73	1,715.31	4,108.96	—	$26.41	$33.48	$30.95	$—	0.90%	0.32%	—	18.11%	19.17%	19.17%	—
2020	$846,116	3.01%	30,849.83	1,765.67	4,103.62	—	$22.36	$28.09	$25.97	$—	0.90%	0.32%	—	(5.89)%	(5.04)%	(5.04)%	—
2019	$863,080	1.81%	29,653.07	1,566.30	4,096.49	—	$23.77	$29.58	$27.35	$—	0.90%	0.32%	—	21.50%	22.55%	22.59%	—
2018	$735,762	2.52%	31,045.76	1,541.29	4,087.83	—	$19.56	$24.14	$22.31	$—	0.90%	0.32%	—	(9.88)%	(9.07)%	(9.07)%	—
Franklin Templeton VIP Small Cap Value
2022	$911,493	1.04%	18,611.86	1,227.96	3,047.30	—	$38.40	$47.65	$45.39	$—	0.90%	0.32%	—	(10.87)%	(10.06)%	(10.06)%	—
2021	$1,021,396	0.97%	18,364.19	1,332.69	3,163.80	—	$43.08	$52.98	$50.47	$—	0.90%	0.32%	—	24.25%	25.37%	25.37%	—
2020	$905,263	1.53%	20,507.97	1,489.12	3,261.09	—	$34.67	$42.26	$40.26	$—	0.90%	0.32%	—	4.25%	5.19%	5.19%	—
2019	$835,264	1.04%	19,805.09	1,313.77	3,234.43	—	$33.26	$40.18	$38.27	$—	0.90%	0.32%	—	25.22%	26.34%	26.36%	—
2018	$677,549	0.90%	19,982.86	1,229.13	3,556.12	—	$26.56	$31.80	$30.29	$—	0.90%	0.32%	—	(13.66)%	(12.88)%	(12.88)%	—
Franklin Templeton VIP Small-Midcap Growth II
2022	$327,849	—	6,548.60	1,507.14	771.53	—	$33.87	$49.89	$40.04	$—	0.90%	0.32%	—	(34.28)%	(33.69)%	(33.69)%	—
2021	$456,078	—	6,202.95	1,313.26	623.19	—	$51.53	$75.24	$60.38	$—	0.90%	0.32%	—	9.03%	10.01%	10.01%	—
2020	$423,898	—	6,098.98	1,516.77	581.57	—	$47.26	$68.39	$54.88	$—	0.90%	0.32%	—	53.71%	55.09%	55.09%	—
2019	$332,519	—	7,397.50	1,779.33	751.63	—	$30.75	$44.09	$35.39	$—	0.90%	0.32%	—	30.24%	31.43%	31.45%	—
2018	$273,430	—	7,763.37	2,047.46	798.07	—	$23.61	$33.55	$26.92	$—	0.90%	0.32%	—	(6.22)%	(5.37)%	(5.37)%	—
Franklin Templeton VIP US Government
2022	$298,356	2.64%	23,361.97	1,733.36	1,658.86	—	$10.96	$12.44	$12.44	$—	0.90%	0.32%	—	(10.31)%	(9.50)%	(9.50)%	—
2021	$431,060	2.68%	31,278.25	1,821.78	1,720.69	—	$12.22	$13.75	$13.75	$—	0.90%	0.32%	—	(2.49)%	(1.62)%	(1.62)%	—
2020	$397,176	3.52%	27,801.70	1,908.06	1,571.79	—	$12.54	$13.97	$13.97	$—	0.90%	0.32%	—	3.15%	4.08%	4.08%	—
2019	$422,681	3.04%	31,053.37	1,958.51	1,413.22	—	$12.15	$13.42	$13.42	$—	0.90%	0.32%	—	4.50%	5.45%	5.45%	—
2018	$407,977	2.95%	31,461.88	1,971.89	1,341.02	—	$11.63	$12.73	$12.73	$—	0.90%	0.32%	—	(0.30)%	0.60%	0.60%	—
Invesco I.O.V.I Conservative Balanced Fund (g)
2022	$133,947	1.18%	11,547.26	664.73	—	—	$10.95	$11.31	$—	$—	0.90%	—	—	(17.76)%	(17.02)%	—	—
2021	$166,812	1.31%	11,873.71	641.12	—	—	$13.31	$13.63	$—	$—	0.90%	—	—	9.32%	10.30%	—	—
2020	$134,248	1.89%	10,484.65	530.89	—	—	$12.18	$12.36	$—	$—	0.90%	—	—	13.56%	14.59%	—	—
2019	$117,073	61.27%	10,437.84	476.44	—	—	$10.72	$10.78	$—	$—	0.90%	—	—	—	—	—	—
2018	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Invesco I.O.V.I Global Strategic Income Fund (g)
2022	$326,550	—	33,326.34	2,597.34	488.89	—	$8.94	$9.24	$9.24	$—	0.90%	0.32%	—	(12.50)%	(11.71)%	(11.71)%	—
2021	$392,541	4.26%	35,360.58	2,433.35	542.06	—	$10.22	$10.46	$10.46	$—	0.90%	0.32%	—	(4.42)%	(3.56)%	(3.56)%	—
2020	$369,961	5.45%	31,848.10	2,131.77	577.11	—	$10.69	$10.85	$10.85	$—	0.90%	0.32%	—	2.07%	2.99%	2.99%	—
2019	$388,973	4.36%	33,614.93	2,876.90	616.62	—	$10.48	$10.53	$10.53	$—	0.90%	0.32%	—	—	—	—	—
2018	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Invesco I.O.V.I Main Street Small Cap Fund (g)
2022	$89,574	0.27%	5,596.35	1,016.98	—	—	$13.48	$13.92	$—	$—	0.90%	—	—	(16.79)%	(16.04)%	—	—
2021	$106,247	0.18%	5,559.52	977.58	—	—	$16.20	$16.58	$—	$—	0.90%	—	—	21.17%	22.26%	—	—
2020	$121,604	0.38%	8,161.01	923.73	—	—	$13.37	$13.56	$—	$—	0.90%	—	—	18.57%	19.64%	—	—
2019	$104,995	—	8,507.30	802.26	—	—	$11.27	$11.33	$—	$—	0.90%	—	—	—	—	—	—
2018	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Invesco V.I. Discovery Mid Cap Growth Fund (f)
2022	$964,638	—	82,235.63	—	—	165.38	$11.71	$—	$—	$11.95	0.90%	—	0.22%	(31.60)%	—	—	(31.06)%
2021	$1,349,258	—	78,100.18	—	—	732.30	$17.11	$—	$—	$17.34	0.90%	—	0.22%	18.04%	—	—	18.96%
2020	$1,158,501	—	79,290.22	—	—	611.98	$14.50	$—	$—	$14.57	0.90%	—	0.22%	47.34%	—	—	48.11%
2019	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2018	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
Invesco V.I. Health Care Fund (h)
2022	$3,218,662	—	94,087.32	—	4,141.08	5,065.60	$32.09	$—	$39.11	$7.41	0.90%	0.32%	0.22%	(14.09)%	—	(13.32)%	(13.32)%
2021	$3,868,295	0.21%	97,041.44	—	4,434.25	5,100.90	$37.35	$—	$45.12	$8.55	0.90%	0.32%	0.22%	11.30%	—	12.30%	12.16%
2020	$3,506,795	0.32%	96,457.91	—	5,735.20	5,149.35	$33.56	$—	$40.18	$7.62	0.90%	0.32%	0.22%	13.44%	—	14.46%	14.32%
2019	$3,222,383	0.04%	101,810.65	—	5,002.79	5,208.41	$29.58	$—	$35.11	$6.67	0.90%	0.32%	0.22%	31.31%	—	32.52%	32.29%
2018	$2,588,232	—	107,091.13	—	4,995.00	8,598.79	$22.53	$—	$26.49	$5.04	0.90%	0.32%	0.22%	0.00%	—	0.91%	0.78%
Invesco V.I. Mid Cap Growth Fund (f)
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$20.37	$—	$21.89	$21.51	0.90%	0.32%	0.22%	(5.79)%	—	(5.50)%	(6.28)%
2019	$1,021,488	—	46,835.41	—	106.92	274.93	$21.62	$—	$23.16	$22.95	0.90%	0.32%	0.22%	33.14%	—	34.36%	34.22%
2018	$844,080	—	51,467.78	—	123.02	357.19	$16.24	$—	$17.24	$17.10	0.90%	0.32%	0.22%	(6.43)%	—	(5.58)%	(5.70)%
Invesco V.I. Technology Fund
2022	$2,095,411	—	144,178.72	—	6,534.36	15,634.52	$13.32	$—	$16.24	$4.39	0.90%	0.32%	0.22%	(40.48)%	—	(39.95)%	(39.95)%
2021	$3,287,471	—	136,327.98	—	6,508.63	8,205.16	$22.38	$—	$27.04	$7.31	0.90%	0.32%	0.22%	13.39%	—	14.41%	14.27%
2020	$3,248,431	—	154,134.31	—	6,478.98	8,233.73	$19.74	$—	$23.64	$6.39	0.90%	0.32%	0.22%	44.81%	—	46.11%	45.94%
2019	$2,636,967	—	184,271.93	—	5,486.82	8,273.61	$13.63	$—	$16.18	$4.38	0.90%	0.32%	0.22%	34.70%	—	35.83%	35.66%
2018	$2,036,546	—	192,047.45	—	5,517.41	8,317.23	$10.12	$—	$11.91	$3.23	0.90%	0.32%	0.22%	(1.35)%	—	(0.45)%	(0.57)%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
JP Morgan Insurance Trust Small Cap Core Portfolio
2022	$1,287,309	0.47%	24,029.49	—	5,302.62	—	$43.59	$—	$45.23	$—	0.90%	0.32%	—	(20.07)%	—	(19.35)%	—
2021	$1,635,186	0.50%	24,492.49	—	5,339.29	—	$54.54	$—	$56.08	$—	0.90%	0.32%	—	20.30%	—	21.38%	—
2020	$1,546,420	0.98%	27,857.74	—	6,136.85	—	$45.33	$—	$46.20	$—	0.90%	0.32%	—	12.67%	—	13.69%	—
2019	$1,381,429	0.40%	28,006.19	—	5,923.05	251.63	$40.24	$—	$40.64	$55.09	0.90%	0.32%	0.22%	23.46%	—	24.59%	24.44%
2018	$1,263,182	0.39%	32,575.38	—	5,836.09	253.06	$32.59	$—	$32.62	$44.27	0.90%	0.32%	0.22%	(12.72)%	—	(11.93)%	(12.03)%
Morgan Stanley Investment Funds Core Plus Fixed Income Portfolio														—	—	—	—
2022	$2,641,117	4.09%	—	—	—	1,132,436.73	$—	$—	$—	$2.33	—	—	0.22%	—	—	—	(14.38)%
2021	$3,265,750	3.83%	—	—	—	1,198,910.18	$—	$—	$—	$2.72	—	—	0.22%	—	—	—	(0.40)%
2020	$2,796,715	2.92%	—	—	—	1,022,592.12	$—	$—	$—	$2.73	—	—	0.22%	—	—	—	7.69%
2019	$2,536,893	4.03%	—	—	—	998,898.43	$—	$—	$—	$2.54	—	—	0.22%	—	—	—	10.90%
2018	$2,501,191	2.59%	—	—	—	1,090,679.05	$—	$—	$—	$2.29	—	—	0.22%	—	—	—	(0.77)%
Morgan Stanley Investment Funds Emerging Markets Equity Portfolio														—	—	—	—
2022	$770,509	0.43%	—	—	—	260,213.63	$—	$—	$—	$2.96	—	—	0.22%	—	—	—	(25.13)%
2021	$916,563	0.80%	—	—	—	231,760.92	$—	$—	$—	$3.95	—	—	0.22%	—	—	—	2.91%
2020	$930,767	1.37%	—	—	—	242,194.01	$—	$—	$—	$3.84	—	—	0.22%	—	—	—	14.32%
2019	$829,576	0.99%	—	—	—	246,777.76	$—	$—	$—	$3.36	—	—	0.22%	—	—	—	19.63%
2018	$681,028	0.45%	—	—	—	241,979.01	$—	$—	$—	$2.81	—	—	0.22%	—	—	—	(17.56)%
Morgan Stanley Investment Funds US Real Estate Portfolio														—	—	—	—
2022	$67,786	1.29%	—	—	—	12,440.79	$—	$—	$—	$5.45	—	—	0.22%	—	—	—	(27.05)%
2021	$96,130	2.01%	—	—	—	12,869.29	$—	$—	$—	$7.47	—	—	0.22%	—	—	—	39.63%
2020	$71,965	3.07%	—	—	—	13,452.55	$—	$—	$—	$5.35	—	—	0.22%	—	—	—	(16.95)%
2019	$73,138	1.79%	—	—	—	11,354.34	$—	$—	$—	$6.44	—	—	0.22%	—	—	—	18.85%
2018	$74,484	2.88%	—	—	—	13,736.61	$—	$—	$—	$5.42	—	—	0.22%	—	—	—	(7.83)%
Neuberger Berman Trust Large Cap Value Portfolio (g)														—	—	—	—
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$—	7.95%	—	—	—	—	$—	$—	$—	$—	—	—	—	11.86%	12.20%	12.21%	12.17%
2018	$1,985,635	1.23%	58,506.51	213.69	10,712.26	3,526.80	$25.54	$35.16	$27.92	$52.42	0.90%	0.32%	0.22%	(1.93)%	(1.04)%	(1.04)%	(1.16)%
Neuberger Berman Trust Mid Cap Growth Class S														—	—	—	—
2022	$651,263	—	29,380.52	—	10,127.77	—	$16.21	$—	$17.28	$—	0.90%	0.32%	—	(29.46)%	—	(28.83)%	—
2021	$850,775	—	26,708.58	—	9,761.77	—	$22.98	$—	$24.28	$—	0.90%	0.32%	—	11.72%	—	12.72%	—
2020	$818,461	—	29,376.95	—	9,944.48	—	$20.57	$—	$21.54	$—	0.90%	0.32%	—	38.46%	—	39.71%	—
2019	$638,726	—	32,222.42	—	10,380.66	—	$14.86	$—	$15.42	$—	0.90%	0.32%	—	31.34%	—	32.47%	—
2018	$545,872	—	35,936.98	—	11,967.56	—	$11.31	$—	$11.64	$—	0.90%	0.32%	—	(7.40)%	—	(6.56)%	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Neuberger Berman Trust Mid Cap Growth Portfolio
2022	$604,745	—	10,339.97	2,633.86	80.33	—	$45.20	$50.53	$53.43	$—	0.90%	0.32%	—	(29.37)%	(28.73)%	(28.73)%	—
2021	$853,507	—	10,430.77	2,529.12	89.06	—	$63.99	$70.91	$74.98	$—	0.90%	0.32%	—	11.98%	12.99%	12.99%	—
2020	$763,094	—	10,586.16	2,419.93	94.82	—	$57.14	$62.76	$66.36	$—	0.90%	0.32%	—	38.73%	39.98%	39.98%	—
2019	$548,605	—	10,716.16	2,283.90	101.31	—	$41.19	$44.83	$47.40	$—	0.90%	0.32%	—	31.56%	32.76%	32.75%	—
2018	$469,352	—	11,959.78	2,697.12	106.89	—	$31.31	$33.77	$35.71	$—	0.90%	0.32%	—	(7.24)%	(6.40)%	(6.40)%	—
Neuberger Berman Trust Short Duration Bond Portfolio
2022	$2,313,185	3.77%	179,629.07	4,479.03	21,945.64	—	$10.95	$13.83	$12.95	$—	0.90%	0.32%	—	(6.03)%	(5.19)%	(5.19)%	—
2021	$2,864,119	2.65%	209,616.46	6,180.72	24,252.58	—	$11.65	$14.59	$13.65	$—	0.90%	0.32%	—	(0.16)%	0.74%	0.74%	—
2020	$2,528,841	2.39%	185,929.64	5,455.36	20,633.22	—	$11.67	$14.48	$13.55	$—	0.90%	0.32%	—	2.53%	3.46%	3.46%	—
2019	$2,380,562	1.99%	178,403.87	5,953.60	20,328.73	—	$11.38	$14.00	$13.10	$—	0.90%	0.32%	—	2.74%	3.68%	3.73%	—
2018	$2,400,295	1.60%	185,811.96	6,078.54	20,566.13	—	$11.08	$13.50	$12.63	$—	0.90%	0.32%	—	0.12%	1.02%	1.02%	—
Neuberger Berman Trust Sustainable Equity Portfolio (g) (h)
2022	$2,318,957	0.46%	43,184.48	480.82	7,860.76	4,662.35	$42.88	$48.65	$48.65	$13.14	0.90%	0.32%	0.22%	(19.18)%	(18.45)%	(18.45)%	(18.47)%
2021	$3,019,205	0.38%	43,806.71	486.10	8,034.71	11,572.38	$53.06	$59.66	$59.66	$16.12	0.90%	0.32%	0.22%	22.38%	23.48%	23.48%	23.35%
2020	$2,517,899	0.62%	44,795.73	447.41	8,347.33	11,537.36	$43.36	$48.32	$48.32	$13.07	0.90%	0.32%	0.22%	18.49%	19.56%	19.56%	19.43%
2019	$2,235,242	0.55%	46,676.83	415.88	8,810.16	14,119.02	$36.59	$40.41	$40.41	$10.94	0.90%	0.32%	0.22%	24.75%	25.90%	—	—
2018	$15,487	0.50%	349.59	163.04	—	—	$29.33	$32.10	$—	$—	0.90%	—	—	(6.57)%	(5.73)%	—	—
Oppenheimer VA Conservative Balanced Fund (g)
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2018	$102,780	1.73%	5,255.37	197.35	—	—	$18.79	$20.56	$—	$—	0.90%	—	—	(6.38)%	(5.53)%	—	—
Oppenheimer VA Global Strategic Income Fund (g)
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2018	$412,583	4.49%	21,691.92	3,463.66	354.92	—	$15.95	$17.46	$17.46	$—	0.90%	0.32%	—	(5.40)%	(4.54)%	(4.54)%	—
Oppenheimer VA Main Street Small Cap Fund (g)
2022	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2021	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2020	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2019	$—	—	—	—	—	—	$—	$—	$—	$—	—	—	—	—	—	—	—
2018	$69,238	0.06%	1,889.34	161.67	—	—	$33.51	$36.68	$—	$—	0.90%	—	—	(11.34)%	(10.54)%	—	—

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
T Rowe Price Blue Chip Growth Portfolio
2022	$2,376,967	—	48,776.41	4,245.96	4,012.78	—	$39.72	$59.20	$46.95	$—	0.90%	0.32%	—	(39.21)%	(38.66)%	(38.66)%	—
2021	$3,513,901	—	43,817.69	3,642.91	3,913.77	—	$65.33	$96.51	$76.55	$—	0.90%	0.32%	—	16.28%	17.33%	17.33%	—
2020	$3,046,989	—	44,543.35	3,444.11	4,001.63	—	$56.18	$82.26	$65.24	$—	0.90%	0.32%	—	32.72%	33.92%	33.92%	—
2019	$2,427,765	—	47,274.83	3,692.53	4,098.96	—	$42.33	$61.43	$48.72	$—	0.90%	0.32%	—	28.44%	29.59%	29.57%	—
2018	$1,947,982	—	49,506.78	3,520.87	3,967.34	—	$32.96	$47.40	$37.60	$—	0.90%	0.32%	—	0.74%	1.65%	1.65%	—
T Rowe Price Equity Income Portfolio
2022	$4,703,067	1.71%	120,313.55	4,557.79	19,089.38	—	$31.60	$41.23	$37.36	$—	0.90%	0.32%	—	(4.44)%	(3.59)%	(3.59)%	—
2021	$5,837,090	1.36%	144,361.17	5,509.17	21,354.14	—	$33.07	$42.77	$38.75	$—	0.90%	0.32%	—	24.10%	25.22%	25.22%	—
2020	$5,088,931	2.16%	157,170.85	5,690.96	22,823.12	—	$26.65	$34.16	$30.94	$—	0.90%	0.32%	—	0.05%	0.96%	0.96%	—
2019	$4,775,113	4.01%	144,259.00	5,643.18	24,208.91	—	$26.63	$33.83	$30.65	$—	0.90%	0.32%	—	24.92%	26.05%	26.03%	—
2018	$4,083,377	1.83%	155,481.79	6,087.77	24,877.96	—	$21.32	$26.84	$24.32	$—	0.90%	0.32%	—	(10.50)%	(9.69)%	(9.69)%	—
T Rowe Price Health Sciences Portfolio
2022	$2,552,792	—	28,528.87	685.52	1,290.13	—	$82.67	$99.49	$97.73	$—	0.90%	0.32%	—	(13.46)%	(12.69)%	(12.69)%	—
2021	$3,069,946	—	29,770.97	687.62	1,317.39	—	$95.53	$113.94	$111.93	$—	0.90%	0.32%	—	11.82%	12.83%	12.83%	—
2020	$3,072,255	—	33,580.90	730.40	1,306.17	—	$85.43	$100.99	$99.20	$—	0.90%	0.32%	—	28.11%	29.27%	29.27%	—
2019	$2,555,417	—	35,794.29	760.80	1,420.45	—	$66.69	$78.12	$76.74	$—	0.90%	0.32%	—	27.48%	28.64%	28.63%	—
2018	$2,130,664	—	38,026.81	754.79	1,603.24	—	$52.31	$60.73	$59.66	$—	0.90%	0.32%	—	(0.05)%	0.86%	0.86%	—
T Rowe Price Moderate Allocation (g)
2022	$1,251,209	1.62%	42,955.33	872.42	—	—	$28.47	$32.30	$—	$—	0.90%	—	—	(19.04)%	(18.31)%	—	—
2021	$1,526,244	0.98%	42,245.52	1,024.40	—	—	$35.17	$39.55	$—	$—	0.90%	—	—	9.08%	10.06%	—	—
2020	$1,437,298	1.41%	43,599.60	879.34	—	—	$32.24	$35.93	$—	$—	0.90%	—	—	13.52%	14.54%	—	—
2019	$2,301,215	1.93%	80,192.57	751.00	—	—	$28.40	$31.37	$—	$—	0.90%	—	—	18.74%	19.78%	—	—
2018	$1,948,034	1.79%	80,672.86	696.81	—	—	$23.92	$26.19	$—	$—	0.90%	—	—	(5.93)%	—	—	—
Touchstone TVST Balanced
2022	$6,004,326	0.50%	119,840.19	4,690.41	6,619.95	—	$46.49	$34.05	$41.35	$—	0.90%	0.32%	—	(16.72)%	(15.97)%	(15.97)%	—
2021	$7,387,172	0.23%	122,867.19	4,740.40	6,850.95	—	$55.82	$40.52	$49.20	$—	0.90%	0.32%	—	16.03%	17.07%	17.07%	—
2020	$5,846,868	1.32%	112,282.53	4,405.05	6,970.72	—	$48.11	$34.61	$42.03	$—	0.90%	0.32%	—	18.09%	19.16%	19.16%	—
2019	$5,174,780	1.34%	117,337.77	3,928.58	7,965.30	—	$40.73	$29.05	$35.27	$—	0.90%	0.32%	—	21.71%	22.82%	22.81%	—
2018	$4,611,814	1.13%	124,705.56	4,087.78	10,231.26	1,081.09	$33.47	$23.65	$28.72	$43.93	0.90%	0.32%	0.22%	(6.91)%	(6.07)%	(6.07)%	(6.18)%
Touchstone TVST Bond
2022	$5,473,544	2.08%	204,785.51	5,205.93	28,557.34	—	$22.85	$15.11	$25.06	$—	0.90%	0.32%	—	(14.61)%	(13.85)%	(13.85)%	—
2021	$6,685,049	2.49%	213,842.41	6,898.75	28,931.78	0.78	$26.76	$17.54	$29.09	$28.69	0.90%	0.32%	0.22%	(2.09)%	(1.21)%	(1.21)%	(1.32)%
2020	$6,141,988	1.78%	193,707.19	5,950.52	25,202.12	4.78	$27.33	$17.75	$29.44	$29.08	0.90%	0.32%	0.22%	8.73%	9.71%	9.71%	9.58%
2019	$5,667,821	1.28%	192,828.46	6,984.18	26,368.95	9.25	$25.14	$16.18	$26.84	$26.53	0.90%	0.32%	0.22%	9.48%	10.46%	10.44%	10.32%
2018	$5,634,561	2.39%	211,392.85	7,339.64	27,701.48	13.62	$22.96	$14.65	$24.30	$24.05	0.90%	0.32%	0.22%	(2.76)%	(1.88)%	(1.88)%	(2.00)%

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

		For the
VT = VariTrak Product	At	Year Ended
V2 = Investor Select Product	December 31,	December 31,	At December 31,								For the Year Ended December 31,
EP = Estate Provider Product		Investment
BP = Benefit Provider Product		Income
	Net Assets	Ratio (a)	Units				Unit Fair Value				Expense Ratio (b)			Total Return (c)
			VT	V2	EP	BP	VT	V2	EP	BP	VT	EP	BP	VT	V2	EP	BP
Touchstone TVST Common Stock
2022	$35,150,450	0.43%	386,199.68	8,802.08	20,170.39	56,323.60	$78.18	$53.29	$61.36	$57.73	0.90%	0.32%	0.22%	(18.39)%	(17.66)%	(17.66)%	(17.68)%
2021	$45,548,330	0.53%	410,235.18	9,446.71	20,958.05	58,137.81	$95.79	$64.71	$74.51	$70.13	0.90%	0.32%	0.22%	26.71%	27.85%	27.85%	27.71%
2020	$39,467,109	0.63%	450,755.33	10,145.28	22,486.79	64,925.88	$75.60	$50.62	$58.28	$54.91	0.90%	0.32%	0.22%	22.57%	23.68%	23.68%	23.54%
2019	$34,323,617	0.55%	478,951.72	11,056.97	27,531.14	68,210.42	$61.68	$40.93	$47.13	$44.45	0.90%	0.32%	0.22%	27.44%	28.58%	28.58%	28.43%
2018	$28,470,335	1.33%	509,970.82	11,689.09	29,309.38	67,634.84	$48.40	$31.83	$36.65	$34.61	0.90%	0.32%	0.22%	(8.87)%	(8.05)%	(8.05)%	(8.15)%
Touchstone TVST Small Company
2022	$26,554,008	0.04%	173,520.97	7,397.26	21,194.32	12,489.65	$131.87	$53.87	$108.11	$78.64	0.90%	0.32%	0.22%	(15.21)%	(14.44)%	(14.44)%	(14.45)%
2021	$32,821,797	0.07%	182,722.12	7,778.77	21,857.59	12,551.70	$155.52	$62.96	$126.37	$91.92	0.90%	0.32%	0.22%	23.07%	24.18%	24.18%	24.03%
2020	$30,102,483	0.16%	203,925.73	8,360.07	28,539.53	13,563.19	$126.36	$50.71	$101.77	$74.11	0.90%	0.32%	0.22%	17.64%	18.70%	18.70%	18.55%
2019	$26,421,923	0.03%	208,419.72	8,287.66	29,135.63	18,897.69	$107.42	$42.72	$85.74	$62.51	0.90%	0.32%	0.22%	20.32%	21.39%	21.40%	21.25%
2018	$22,788,013	—	217,896.64	8,280.05	29,257.61	18,932.68	$89.28	$35.19	$70.62	$51.56	0.90%	0.32%	0.22%	(8.80)%	(7.98)%	(7.98)%	(8.08)%
Van Eck VIPT Emerging Markets
2022	$1,670,330	0.30%	44,227.15	9,342.09	5,460.53	—	$27.37	$31.06	$31.06	$—	0.90%	0.32%	—	(25.05)%	(24.37)%	(24.37)%	—
2021	$1,954,446	0.95%	38,595.50	9,122.94	4,146.72	—	$36.52	$41.07	$41.07	$—	0.90%	0.32%	—	(12.66)%	(11.87)%	(11.87)%	—
2020	$2,023,722	2.10%	34,659.38	8,702.08	3,628.59	—	$41.81	$46.60	$46.60	$—	0.90%	0.32%	—	16.20%	17.25%	17.25%	—
2019	$1,815,991	0.46%	35,032.91	9,265.47	4,710.98	—	$35.98	$39.74	$39.74	$—	0.90%	0.32%	—	29.43%	30.60%	30.60%	—
2018	$1,536,446	0.29%	38,192.67	10,252.32	5,346.63	—	$27.80	$30.43	$30.43	$—	0.90%	0.32%	—	(24.17)%	(23.49)%	(23.49)%	—
Van Eck VIPT Global Resources Fund (e)
2022	$1,340,937	1.61%	73,326.13	4,781.47	4,609.80	—	$15.97	$18.12	$18.12	$—	0.90%	0.32%	—	7.43%	8.39%	8.39%	—
2021	$1,613,509	0.43%	96,318.65	5,436.40	5,449.15	—	$14.86	$16.71	$16.71	$—	0.90%	0.32%	—	17.86%	18.92%	18.92%	—
2020	$1,528,861	0.98%	108,760.47	5,433.35	5,759.76	—	$12.61	$14.06	$14.06	$—	0.90%	0.32%	—	18.05%	19.11%	19.11%	—
2019	$1,334,186	—	107,689.18	6,850.17	8,723.51	—	$10.68	$11.80	$11.80	$—	0.90%	0.32%	—	10.82%	11.85%	11.85%	—
2018	$1,072,586	—	96,009.41	6,722.47	7,261.79	—	$9.64	$10.55	$10.55	$—	0.90%	0.32%	—	(28.92)%	(28.28)%	(28.28)%	—
Van Eck VIPT Unconstrained Emerging Markets
2022	$1,033,298	4.59%	72,494.22	2,492.64	9,864.57	—	$11.94	$13.55	$13.55	$—	0.90%	0.32%	—	(7.76)%	(6.93)%	(6.93)%	—
2021	$1,184,731	5.20%	75,835.28	3,844.52	10,086.04	—	$12.95	$14.56	$14.56	$—	0.90%	0.32%	—	(4.91)%	(4.05)%	(4.05)%	—
2020	$1,115,086	7.48%	68,701.27	3,187.42	8,651.22	—	$13.62	$15.17	$15.17	$—	0.90%	0.32%	—	7.95%	8.92%	8.92%	—
2019	$1,062,105	0.35%	70,380.34	3,291.86	9,223.92	—	$12.61	$13.93	$13.93	$—	0.90%	0.32%	—	11.62%	12.62%	12.62%	—
2018	$1,050,724	7.42%	76,865.76	5,070.88	9,645.07	—	$11.30	$12.37	$12.37	$—	0.90%	0.32%	—	(6.98)%	(6.14)%	(6.14)%	—

(a)	These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 7 – FINANCIAL HIGHLIGHTS

(c)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(d)	During 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.
(e)	During 2021, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund. During 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.
(f)	During 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund. During 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund. During 2020, the BNY Mellon Quality Bond Portfolio was liquidated.
(g)	During 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund and the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio. During 2019, the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I Funds. During 2019, the Dreyfus VIF Appreciation Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio, and Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. were renamed BNY Mellon Appreciation Portfolio, BNY Mellon Opportunistic Small Cap Portfolio, and BNY Mellon Sustainable U.S. Equity Portfolio, Inc., respectively. During 2019, the T Rowe Price Personal Strategy Balanced Fund was renamed T Rowe Price Moderate Allocation Fund.
(h)	During 2018, the Invesco V.I. Global Health Care Fund was renamed Invesco V.I. Health Care Fund and the Neuberger Berman Trust Socially Responsive Portfolio was renamed Neuberger Berman Trust Sustainable Equity Portfolio.

NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2022

NOTE 8 – DISTRIBUTION OF NET INCOME

The Variable Account does not declare dividends to policyholders from accumulated net income. The Variable Account purchases and redeems shares of the subaccounts at net asset value. Any dividend and capital gain distributions are reinvested at net asset value in shares of the subaccounts.

NOTE 9 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (“IRC”), a variable universal life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable universal life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.